UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06179
                                                    -------------------------

             FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                            Flaherty & Crumrine Inc.
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                          ----------------
                   Date of fiscal year end: NOVEMBER 30, 2003
                                          -------------------
                  Date of reporting period: NOVEMBER 30, 2003
                                          -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

FLAHERTY & CRUMRINE PREFERRED INCOME FUND

Dear Shareholder:

     The Flaherty & Crumrine Preferred Income Fund ("PFD") wrapped up a very successful fiscal year on November 30, 2003. The Fund produced +3.1%(1) total return on net asset value ("NAV") during the fourth fiscal quarter, and +26.2%(1) for the full year. The market price of Fund shares also produced very strong returns. For the full fiscal year, the combination of income and share price appreciation totaled +27.4%. By any practical measure, those returns were very, very good.

     There is also good news on the dividend. Beginning in December, the regular monthly dividend has increased to $0.095 per share from $0.0915, an increase of 3.8%. In addition, the Fund made a one-time extra distribution of $0.04 per share, payable December 31 to holders of record on December 24, 2003. We have more to say about this in the Question and Answer section.

     The table below compares the return on your Fund with a broad composite of fixed-income, closed-end funds. Although the investment strategies used by the Fund differ significantly from those of the typical bond fund, we believe that the Flaherty &Crumrine Preferred Income Fund provides a better way of accomplishing a similar objective.

               AVERAGE TOTAL RETURN PER YEAR ON NET ASSET VALUE(1)
                      FOR PERIODS ENDING NOVEMBER 30, 2003

                                 ONE        FIVE          TEN            LIFE OF
                                 YEAR       YEARS        YEARS           FUND(2)
                                 ----       -----        -----           -------
Flaherty & Crumrine
Preferred Income Fund            26.2%       8.6%         9.2%            12.5%
Lipper Composite of
Investment Grade Bond Funds(3)    9.5%       6.6%         6.8%             8.0%
--------------------------
(1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice, which differs from the procedures used elsewhere in this report.
(2) Since inception on January 31, 1991.
(3) Includes all U.S. Government bond, mortgage bond and term trust and investment grade bond funds in Lipper's closed-end fund database at each point in time.

     A number of factors contributed to the outstanding performance of the Fund over the past fiscal year, but three in particular stand out:

         0 A very favorable market for preferred securities;
         0 Successful execution of the Fund's hedging strategy; and 0 Attractive financing rates on the Fund's Money Market Preferred
           ("MMP(TRADE MARK)") shares.

     The demand for preferred securities increased steadily over the past year. This was especially true for preferred securities that pay dividends subject to new, lower tax rates. As we have discussed in the past, preferred securities can be divided into two broad categories--"hybrid preferreds" which pay INTEREST and "traditional preferreds" which pay DIVIDENDS. Prior to 2003, the distinction was most critical for corporations because they received favorable tax treatment on dividends. Starting in 2003, however, individuals will also be taxed at lower rates on dividends, and, as a result, have increasingly become buyers of traditional preferreds.

     For several years the Fund has been steadily increasing its holdings of dividend-paying preferreds and thus has been well positioned to capitalize on the greater demand. These portfolio moves have been an important key to the Fund's superior performance. 79.82% of the distributions made by PFD in 2003 to Common Shareholders is considered qualified dividend income for individual taxpayers. A more detailed discussion is included in the Q&A section.

     The Fund's hedging strategy played a very important role in fiscal 2003. Long-term U.S. Treasury interest rates ended the year at about the same level as where they began, slightly above 5%. Over the course of the year, however, interest rates were anything but stable. The Fund's hedges performed according to design, and actually benefited from the volatility. The hedging strategy enabled the Fund to make a lot of money when interest rates declined during the spring, while protecting much of those gains as rates spiked back up during the summer.

     The Fund also benefited from low short-term interest rates, which kept the average rate the Fund paid on its shares of MMP(TRADE MARK) below 1 1/4%. Keep in mind that low short-term rates can be a double-edged sword--while reducing the cost of leverage, low rates typically make the Fund's hedging strategy more expensive. In the case of PFD, the cost of the leverage and the cost of the hedge should move as if they are on opposite ends of a teeter-totter--when one is going up, the other should be falling (though not necessarily by the same amount). Over the past year, however, we managed to "bend the board"--leverage cost was low AND active management of the hedge positions kept the hedge costs down.

     During the past few months it seems as if each passing day has brought new revelations of misdeeds by open-end mutual funds. The abuses have been almost entirely the result of certain fund complexes permitting two different types of trading strategies in funds they manage--after-hour trades and rapid or excessive trading. NOT ONE OF THESE ALLEGED ABUSES HAS INVOLVED A CLOSED-END FUND. Shares of closed-end funds, such as PFD, trade at prices determined in the market place rather than at the net asset value computed at the market's close. As a result, these abusive trading techniques simply can't work in closed-end funds. We address this topic in greater detail in the Q&A section, but we want our shareholders to know that in addition to the structural protection offered by the Fund, we are committed to following both the letter and spirit of the law, and to making certain that every investor is treated exactly the same.

     Our approach to managing your Fund is straightforward. We intensively study and monitor the fundamental credit quality of each potential investment, and carefully evaluate the specific terms of each individual issue. If all this research produces a suitable level of comfort, we then begin the process of assessing the appropriate price for the security. Since our investment philosophy is to own the issues that offer the best OVERALL value within the universe of eligible securities, it often means that we pass up the temptation of issues offering higher absolute yields. If we make intelligent investments and continue to successfully implement the hedging strategy, then the Fund will have more money to invest and thus be able to generate more income over time. The process is arduous and ongoing, but rarely do good things come without substantial effort.

     We encourage you to read the Questions and Answers section beginning on the next page, which contains additional information on the Fund's strategy and operation.

     Sincerely,

     /S/ DONALD F. CRUMRINE                           /S/ ROBERT M. ETTINGER

     Donald F. Crumrine                               Robert M. Ettinger
     Chairman of the Board                            President

     January 21, 2004

                               QUESTIONS & ANSWERS

WHY WAS THE FUND ABLE TO RAISE ITS DIVIDEND RATE?

     A number of things contributed to the dividend increase, but the key factors were the management of the investment portfolio, the success of the hedging strategy and continued low short-term interest rates.

     One proven strategy to increase income from an investment portfolio is to have a larger portfolio. Over the years, consistent, active management of the portfolio has been the surest way to make it grow. Sometimes our focus may be on specific securities and other times on broader sectors of the market, but the simple goal is to "buy 'em cheap and sell 'em dear".

     During the past year, almost anyone who purchased a preferred security probably made money. Producing returns like PFD, however, required owning the "right" preferreds. For example, the decision to increase the portfolio's allocation to traditional preferreds was a major factor in this year's performance.

     We also actively manage the Fund's hedge. This past spring, when yields on intermediate and long-term U.S. Treasury bonds were falling to historical lows, the Fund's put option hedges quickly became worthless, but the prices on the Fund's preferred securities kept going up! When yields reversed course and rose rapidly in mid-summer, gains on the hedge offset much of the decline in the value of the securities, and a portion of the hedge gains were used to purchase additional income producing securities.

     Finally, Federal Reserve monetary policy has kept short-term yields very low. Since the rates paid by the Fund on its shares of Money Market Cumulative Preferred(TRADE MARK) Stock (MMP(TRADE MARK)) are closely correlated to these yields, the Fund has more income available for shareholders.

WHAT HAS HAPPENED TO THE FUND'S INCOME OVER TIME?

     The following chart provides the clearest answer. The chart may look familiar--it has appeared several times in the past (it is one of our favorites because it clearly demonstrates the success of the Fund's investment strategy). The solid line (measured on the left-hand scale) represents the monthly dollar income received from an original investment in 1,000 shares of the Fund. It is based on the assumption that the shareholder spent his or her regular monthly dividend income from the Fund and reinvested at net asset value only the portion of each special year-end distribution that was "above and beyond" the monthly dividends.

                   FLAHERTY & CRUMRINE PREFERRED INCOME FUND
                             MONTHLY DIVIDEND INCOME
         On a 1,000 Share ($15,500) Initial Investment through 12/31/03

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  Date               Income              30 Yr Treasury Yield
  Dec-90
  Jan-91                                        8.16%
  Feb-91                                        8.20%
  Mar-91                                        8.22%
  Apr-91            $122.50                     8.18%
  May-91            $122.50                     8.26%
  Jun-91            $122.50                     8.40%
  Jul-91            $122.50                     8.34%
  Aug-91            $125.00                     8.06%
  Sep-91            $125.00                     7.81%
  Oct-91            $125.00                     7.91%
  Nov-91            $125.00                     7.94%
  Dec-91            $125.00                     7.40%
  Jan-92            $126.46                     7.76%
  Feb-92            $126.46                     7.79%
  Mar-92            $126.46                     7.96%
  Apr-92            $126.46                     8.03%
  May-92            $126.46                     7.84%
  Jun-92            $126.46                     7.78%
  Jul-92            $126.46                     7.46%
  Aug-92            $126.46                     7.41%
  Sep-92            $126.46                     7.38%
  Oct-92            $126.46                     7.62%
  Nov-92            $126.46                     7.60%
  Dec-92            $126.46                     7.39%
  Jan-93            $127.87                     7.19%
  Feb-93            $127.87                     6.90%
  Mar-93            $127.87                     6.92%
  Apr-93            $127.87                     6.93%
  May-93            $127.87                     6.98%
  Jun-93            $127.87                     6.67%
  Jul-93            $127.87                     6.56%
  Aug-93            $127.87                     6.09%
  Sep-93            $127.87                     6.02%
  Oct-93            $127.87                     5.97%
  Nov-93            $127.87                     6.30%
  Dec-93            $127.87                     6.35%
  Jan-94            $121.76                     6.24%
  Feb-94            $121.76                     6.66%
  Mar-94            $121.76                     7.09%
  Apr-94            $121.76                     7.30%
  May-94            $128.67                     7.43%
  Jun-94            $128.67                     7.61%
  Jul-94            $128.67                     7.39%
  Aug-94            $128.67                     7.48%
  Sep-94            $128.67                     7.82%
  Oct-94            $128.67                     7.96%
  Nov-94            $133.06                     7.94%
  Dec-94            $133.06                     7.88%
  Jan-95            $132.51                     7.73%
  Feb-95            $132.51                     7.55%
  Mar-95            $132.51                     7.43%
  Apr-95            $132.51                     7.33%
  May-95            $132.51                     6.63%
  Jun-95            $125.21                     6.54%
  Jul-95            $125.21                     6.90%
  Aug-95            $125.21                     6.61%
  Sep-95            $125.21                     6.50%
  Oct-95            $125.21                     6.36%
  Nov-95            $125.21                     6.08%
  Dec-95            $117.63                     5.95%
  Jan-96            $117.63                     6.05%
  Feb-96            $117.63                     6.36%
  Mar-96            $117.63                     6.67%
  Apr-96            $117.63                     6.83%
  May-96            $124.39                     7.00%
  Jun-96            $124.39                     6.95%
  Jul-96            $124.39                     7.01%
  Aug-96            $124.39                     7.12%
  Sep-96            $124.39                     6.90%
  Oct-96            $124.39                     6.81%
  Nov-96            $124.39                     6.51%
  Dec-96            $124.39                     6.60%
  Jan-97            $123.32                     6.79%
  Feb-97            $123.32                     6.80%
  Mar-97            $123.32                     7.09%
  Apr-97            $123.32                     6.89%
  May-97            $123.32                     6.98%
  Jun-97            $123.32                     6.74%
  Jul-97            $123.32                     6.45%
  Aug-97            $123.32                     6.61%
  Sep-97            $123.32                     6.30%
  Oct-97            $123.32                     6.15%
  Nov-97            $123.32                     6.04%
  Dec-97            $123.32                     5.95%
  Jan-98            $117.47                     5.90%
  Feb-98            $117.47                     6.02%
  Mar-98            $117.47                     5.93%
  Apr-98            $117.47                     5.95%
  May-98            $117.47                     5.80%
  Jun-98            $117.47                     5.62%
  Jul-98            $117.47                     5.72%
  Aug-98            $117.47                     5.26%
  Sep-98            $117.47                     4.98%
  Oct-98            $117.47                     5.15%
  Nov-98            $117.47                     5.07%
  Dec-98            $117.47                     5.09%
  Jan-99            $118.77                     5.09%
  Feb-99            $118.77                     5.58%
  Mar-99            $118.77                     5.62%
  Apr-99            $118.77                     5.66%
  May-99            $118.77                     5.82%
  Jun-99            $127.85                     5.97%
  Jul-99            $127.85                     6.10%
  Aug-99            $127.85                     6.06%
  Sep-99            $127.85                     6.05%
  Oct-99            $127.85                     6.16%
  Nov-99            $127.85                     6.29%
  Dec-99            $127.85                     6.48%
  Jan-00            $128.38                     6.49%
  Feb-00            $128.38                     6.15%
  Mar-00            $128.38                     5.84%
  Apr-00            $128.38                     5.96%
  May-00            $128.38                     6.02%
  Jun-00            $128.38                     5.89%
  Jul-00            $128.38                     5.79%
  Aug-00            $128.38                     5.67%
  Sep-00            $128.38                     5.88%
  Oct-00            $128.38                     5.79%
  Nov-00            $128.38                     5.59%
  Dec-00            $128.38                     5.46%
  Jan-01            $128.38                     5.53%
  Feb-01            $128.38                     5.34%
  Mar-01            $128.38                     5.46%
  Apr-01            $128.38                     5.77%
  May-01            $128.38                     5.77%
  Jun-01            $128.38                     5.74%
  Jul-01            $128.38                     5.50%
  Aug-01            $128.38                     5.37%
  Sep-01            $128.38                     5.41%
  Oct-01            $128.38                     4.88%
  Nov-01            $128.38                     5.26%
  Dec-01            $128.38                     5.47%
  Jan-02            $129.11                     5.43%
  Feb-02            $129.11                     5.41%
  Mar-02            $129.11                     5.80%
  Apr-02            $129.11                     5.59%
  May-02            $129.11                     5.61%
  Jun-02            $138.56                     5.52%
  Jul-02            $138.56                     5.30%
  Aug-02            $138.56                     4.93%
  Sep-02            $138.56                     4.66%
  Oct-02            $138.56                     5.00%
  Nov-02            $138.56                     5.04%
  Dec-02            $138.56                     4.76%
  Jan-03            $145.43                     4.85%
  Feb-03            $145.43                     4.67%
  Mar-03            $145.43                     4.83%
  Apr-03            $145.43                     4.78%
  May-03            $145.43                     4.36%
  Jun-03            $145.43                     4.56%
  Jul-03            $145.43                     5.41%
  Aug-03            $145.43                     5.22%
  Sep-03            $145.43                     4.89%
  Oct-03            $145.43                     5.14%
  Nov-03            $145.43                     5.13%
  Dec-03            $145.43                     5.07%
  Jan-04            $151.37                     5.07%
  Feb-04            $151.37                     5.10%



     The chart's message is that the MONTHLY DIVIDEND INCOME HAS INCREASED SINCE THE INCEPTION OF THE FUND FOR SHAREHOLDERS THAT REINVESTED THE "EXTRA" DISTRIBUTIONS. That increase is rather remarkable in view of the substantial decline in the interest rate on long-term U.S. Treasury bonds (the dashed line measured on the right-hand scale) over the life of the Fund from roughly 8% to slightly more than 5%.

ARE DIVIDENDS PAID BY THE FUND ELIGIBLE FOR THIS YEAR'S LOWER TAX RATES?

     For individual investors in PFD, 79.82% of the distributions made by the Fund in CALENDAR YEAR 2003 was QUALIFIED DIVIDEND INCOME. For corporate investors, 79.45% was eligible for the inter-corporate dividend received deduction.

WHAT PORTION OF 2004 DISTRIBUTIONS WILL BE QUALIFIED DIVIDEND INCOME?

     The short answer is "we don't know". The breakdown between dividends, interest and capital gains can only be determined once we close the books on the Fund's fiscal year-end, so the 2004 numbers can't be computed until a year from now.

     As can be seen in the attached portfolio listing, more than two thirds of the portfolio was invested in traditional preferred stocks at our fiscal year end. This percentage has increased since then simply because we believed these securities were undervalued. If the "pendulum of value" swings too far the other way and taxable (or "hybrid") preferreds look relatively more attractive, the portfolio composition may move more toward hybrids. In that scenario, the Fund's qualified dividend percentage would likely decline, but the dividend rate could possibly increase.

HOW WILL THE FUND NOTIFY  SHAREHOLDERS ABOUT HOW MUCH INCOME IS ELIGIBLE FOR THE
     LOWER TAX RATE?

     If you are an individual investor and have possession of your Fund share certificate, you will receive Form 1099 from PFPC. If your shares are registered in the name of your brokerage firm, it will issue Form 1099 directly to you. In either case, Box 1b of Form 1099 includes "Qualified dividends" eligible for the lower tax rate.

WHY HAS THE MARKET PRICE INCREASED RELATIVE TO THE NAV?

     The following chart plots the relationship of market price to net asset value over the life of the Fund.

                   FLAHERTY & CRUMRINE PREFERRED INCOME FUND
                    Premium/Discount of Market Price to NAV

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Date                         Prem/Disc
        12/28/90
          1/4/91
         1/11/91
         1/18/91
         1/25/91
          2/1/91
          2/8/91                         0.0842%
         2/15/91                         0.0438%
         2/22/91                         0.0395%
          3/1/91                         0.0424%
          3/8/91                         0.0183%
         3/15/91                         0.0151%
         3/22/91                         0.0201%
         3/29/91                         0.0230%
          4/5/91                         0.0149%
         4/12/91                         0.0196%
         4/19/91                         0.0314%
         4/26/91                         0.0268%
          5/3/91                         0.0230%
         5/10/91                         0.0199%
         5/17/91                         0.0146%
         5/24/91                         0.0219%
         5/31/91                         0.0510%
          6/7/91                         0.0423%
         6/14/91                         0.0417%
         6/21/91                         0.0536%
         6/28/91                         0.0659%
          7/5/91                         0.0726%
         7/12/91                         0.0659%
         7/19/91                         0.0643%
         7/26/91                         0.0549%
          8/2/91                         0.0678%
          8/9/91                         0.0540%
         8/16/91                         0.0449%
         8/23/91                         0.0648%
         8/30/91                         0.0314%
          9/6/91                         0.0570%
         9/13/91                         0.0883%
         9/20/91                         0.0651%
         9/27/91                         0.0682%
         10/4/91                         0.0764%
        10/11/91                         0.0745%
        10/18/91                         0.0719%
        10/25/91                         0.0662%
         11/1/91                         0.0693%
         11/8/91                         0.0827%
        11/15/91                         0.0801%
        11/22/91                         0.0650%
        11/29/91                         0.0807%
         12/6/91                         0.0716%
        12/13/91                         0.0791%
        12/20/91                         0.0839%
        12/27/91                         0.1136%
          1/3/92                         0.1091%
         1/10/92                         0.1116%
         1/17/92                         0.0978%
         1/24/92                         0.0912%
         1/31/92                         0.0417%
          2/7/92                         0.0478%
         2/14/92                         0.0613%
         2/21/92                         0.0417%
         2/28/92                         0.0381%
          3/6/92                         0.0339%
         3/13/92                         0.0447%
         3/20/92                         0.0387%
         3/27/92                         0.0327%
          4/3/92                         0.0357%
         4/10/92                         0.0452%
         4/17/92                         0.0464%
         4/24/92                         0.0423%
          5/1/92                         0.0523%
          5/8/92                         0.0382%
         5/15/92                         0.0347%
         5/22/92                         0.0083%
         5/29/92                         0.0039%
          6/5/92                         0.0302%
         6/12/92                         0.0239%
         6/19/92                         0.0227%
         6/26/92                         0.0491%
          7/3/92                         0.0491%
         7/10/92                         0.0593%
         7/17/92                         0.0570%
         7/24/92                         0.0712%
         7/31/92                         0.0580%
          8/7/92                         0.0601%
         8/14/92                         0.0389%
         8/21/92                         0.0306%
         8/28/92                         0.0250%
          9/4/92                         0.0228%
         9/11/92                         0.0356%
         9/18/92                         0.0489%
         9/25/92                         0.0339%
         10/2/92                         0.0650%
         10/9/92                         0.0417%
        10/16/92                         0.0417%
        10/23/92                         0.0378%
        10/30/92                         0.0707%
         11/6/92                         0.0378%
        11/13/92                         0.0590%
        11/20/92                         0.0349%
        11/27/92                         0.0506%
         12/4/92                         0.0680%
        12/11/92                         0.0601%
        12/18/92                         0.0582%
        12/25/92                         0.0618%
          1/1/93                         0.0739%
          1/8/93                         0.0987%
         1/15/93                         0.1145%
         1/22/93                         0.1021%
         1/29/93                         0.0760%
          2/5/93                         0.0530%
         2/12/93                         0.0452%
         2/19/93                         0.0434%
         2/26/93                         0.0628%
          3/5/93                         0.0909%
         3/12/93                         0.0538%
         3/19/93                         0.0248%
         3/26/93                         0.0638%
          4/2/93                         0.0806%
          4/9/93                         0.0764%
         4/16/93                         0.0671%
         4/23/93                         0.0764%
         4/30/93                         0.0677%
          5/7/93                         0.0918%
         5/14/93                         0.0779%
         5/21/93                         0.0700%
         5/28/93                         0.0740%
          6/4/93                         0.0497%
         6/11/93                         0.0388%
         6/18/93                         0.0560%
         6/25/93                         0.0703%
          7/2/93                         0.0451%
          7/9/93                         0.0541%
         7/16/93                         0.0490%
         7/23/93                         0.0576%
         7/30/93                         0.0598%
          8/6/93                         0.0790%
         8/13/93                         0.0484%
         8/20/93                         0.0377%
         8/27/93                         0.0434%
          9/3/93                         0.0450%
         9/10/93                         0.0361%
         9/17/93                         0.0467%
         9/24/93                         0.0321%
         10/1/93                         0.0293%
         10/8/93                         0.0110%
        10/15/93                         0.0173%
        10/22/93                         0.0048%
        10/29/93                        -0.0075%
         11/5/93                         0.0095%
        11/12/93                         0.0019%
        11/19/93                        -0.0316%
        11/26/93                         0.0030%
         12/3/93                        -0.0175%
        12/10/93                        -0.0103%
        12/17/93                         0.0323%
        12/24/93                        -0.0051%
        12/31/93                        -0.0287%
          1/7/94                         0.0093%
         1/14/94                         0.0149%
         1/21/94                        -0.0126%
         1/28/94                        -0.0316%
          2/4/94                        -0.0196%
         2/11/94                        -0.0224%
         2/18/94                        -0.0741%
         2/25/94                        -0.0539%
          3/4/94                        -0.0092%
         3/11/94                        -0.0270%
         3/18/94                        -0.0379%
         3/25/94                        -0.0505%
          4/1/94                        -0.0466%
          4/8/94                        -0.0713%
         4/15/94                        -0.0596%
         4/22/94                        -0.0598%
         4/29/94                        -0.0863%
          5/6/94                        -0.0581%
         5/13/94                        -0.0635%
         5/20/94                        -0.0409%
         5/27/94                        -0.0397%
          6/3/94                        -0.0289%
         6/10/94                         0.0146%
         6/17/94                        -0.0037%
         6/24/94                         0.0175%
          7/1/94                         0.0006%
          7/8/94                         0.0299%
         7/15/94                         0.0188%
         7/22/94                        -0.0084%
         7/29/94                        -0.0082%
          8/5/94                        -0.0161%
         8/12/94                        -0.0215%
         8/19/94                        -0.0263%
         8/26/94                        -0.0439%
          9/2/94                        -0.0379%
          9/9/94                        -0.0232%
         9/16/94                        -0.0293%
         9/23/94                        -0.0273%
         9/30/94                        -0.0565%
         10/7/94                        -0.1141%
        10/14/94                        -0.1089%
        10/21/94                        -0.1416%
        10/28/94                        -0.0732%
         11/4/94                        -0.0783%
        11/11/94                        -0.0912%
        11/18/94                        -0.0951%
        11/25/94                        -0.0788%
         12/2/94                        -0.0593%
         12/9/94                        -0.0508%
        12/16/94                        -0.0554%
        12/23/94                        -0.0822%
        12/30/94                        -0.0836%
          1/6/95                        -0.0201%
         1/13/95                        -0.0134%
         1/20/95                        -0.0525%
         1/27/95                        -0.0697%
          2/3/95                         0.0061%
         2/10/95                        -0.0289%
         2/17/95                        -0.0419%
         2/24/95                        -0.0004%
          3/3/95                         0.0035%
         3/10/95                        -0.0445%
         3/17/95                        -0.0666%
         3/24/95                        -0.0568%
         3/31/95                        -0.0290%
          4/7/95                        -0.0256%
         4/14/95                        -0.0217%
         4/21/95                        -0.0439%
         4/28/95                        -0.0271%
          5/5/95                        -0.0398%
         5/12/95                        -0.0178%
         5/19/95                        -0.0410%
         5/26/95                        -0.0870%
          6/2/95                        -0.0259%
          6/9/95                        -0.0608%
         6/16/95                        -0.0759%
         6/23/95                        -0.0884%
         6/30/95                        -0.0753%
          7/7/95                        -0.0844%
         7/14/95                        -0.0995%
         7/21/95                        -0.0976%
         7/28/95                        -0.0917%
          8/4/95                        -0.0888%
         8/11/95                        -0.0935%
         8/18/95                        -0.0942%
         8/25/95                        -0.0832%
          9/1/95                        -0.0698%
          9/8/95                        -0.0816%
         9/15/95                        -0.0968%
         9/22/95                        -0.0978%
         9/29/95                        -0.0816%
         10/6/95                        -0.0974%
        10/13/95                        -0.1094%
        10/20/95                        -0.1048%
        10/27/95                        -0.1210%
         11/3/95                        -0.1151%
        11/10/95                        -0.1146%
        11/17/95                        -0.1117%
        11/24/95                        -0.1043%
         12/1/95                        -0.1071%
         12/8/95                        -0.1192%
        12/15/95                        -0.1244%
        12/22/95                        -0.1337%
        12/29/95                        -0.1313%
          1/5/96                        -0.1365%
         1/12/96                        -0.1354%
         1/19/96                        -0.1379%
         1/26/96                        -0.1251%
          2/2/96                        -0.1244%
          2/9/96                        -0.1238%
         2/16/96                        -0.1360%
         2/23/96                        -0.1281%
          3/1/96                        -0.1118%
          3/8/96                        -0.1332%
         3/15/96                        -0.1521%
         3/22/96                        -0.1564%
         3/29/96                        -0.1464%
          4/5/96                        -0.1343%
         4/12/96                        -0.1477%
         4/19/96                        -0.1402%
         4/26/96                        -0.1488%
          5/3/96                        -0.1477%
         5/10/96                        -0.1452%
         5/17/96                        -0.1363%
         5/24/96                        -0.1432%
         5/31/96                        -0.1111%
          6/7/96                        -0.1180%
         6/14/96                        -0.1003%
         6/21/96                        -0.1129%
         6/28/96                        -0.1049%
          7/5/96                        -0.0950%
         7/12/96                        -0.0980%
         7/19/96                        -0.1071%
         7/26/96                        -0.1077%
          8/2/96                        -0.1105%
          8/9/96                        -0.0574%
         8/16/96                        -0.0714%
         8/23/96                        -0.0705%
         8/30/96                        -0.0669%
          9/6/96                        -0.0824%
         9/13/96                        -0.0756%
         9/20/96                        -0.1186%
         9/27/96                        -0.1106%
         10/4/96                        -0.0861%
        10/11/96                        -0.0941%
        10/18/96                        -0.1077%
        10/25/96                        -0.0858%
         11/1/96                        -0.0778%
         11/8/96                        -0.0831%
        11/15/96                        -0.0833%
        11/22/96                        -0.0653%
        11/29/96                        -0.0606%
         12/6/96                        -0.0667%
        12/13/96                        -0.0831%
        12/20/96                        -0.0749%
        12/27/96                        -0.0750%
          1/3/97                        -0.0242%
         1/10/97                        -0.0291%
         1/17/97                        -0.0465%
         1/24/97                        -0.0410%
         1/31/97                        -0.0459%
          2/7/97                        -0.0675%
         2/14/97                        -0.0544%
         2/21/97                        -0.0539%
         2/28/97                        -0.0550%
          3/7/97                        -0.0584%
         3/14/97                        -0.0637%
         3/21/97                        -0.0752%
         3/28/97                        -0.0584%
          4/4/97                        -0.0627%
         4/11/97                        -0.0881%
         4/18/97                        -0.0976%
         4/25/97                        -0.0852%
          5/2/97                        -0.0451%
          5/9/97                        -0.0578%
         5/16/97                        -0.0529%
         5/23/97                        -0.0554%
         5/30/97                        -0.0541%
          6/6/97                        -0.0510%
         6/13/97                        -0.0486%
         6/20/97                        -0.0486%
         6/27/97                        -0.0429%
          7/4/97                        -0.0308%
         7/11/97                        -0.0537%
         7/18/97                        -0.0583%
         7/25/97                        -0.0519%
          8/1/97                        -0.0498%
          8/8/97                        -0.0583%
         8/15/97                        -0.0708%
         8/22/97                        -0.0739%
         8/29/97                        -0.0469%
          9/5/97                        -0.0595%
         9/12/97                        -0.0623%
         9/19/97                        -0.0651%
         9/26/97                        -0.0604%
         10/3/97                        -0.0299%
        10/10/97                        -0.0385%
        10/17/97                        -0.0477%
        10/24/97                        -0.0558%
        10/31/97                        -0.0517%
         11/7/97                        -0.0425%
        11/14/97                        -0.0554%
        11/21/97                        -0.0670%
        11/28/97                        -0.0313%
         12/5/97                        -0.0431%
        12/12/97                        -0.0519%
        12/19/97                        -0.0632%
        12/26/97                        -0.0621%
          1/2/98                        -0.0090%
          1/9/98                        -0.0211%
         1/16/98                        -0.0012%
         1/23/98                        -0.0431%
         1/30/98                        -0.0358%
          2/6/98                        -0.0364%
         2/13/98                        -0.0474%
         2/20/98                        -0.0466%
         2/27/98                        -0.0446%
          3/6/98                        -0.0480%
         3/13/98                        -0.0595%
         3/20/98                        -0.0437%
         3/27/98                        -0.0518%
          4/3/98                        -0.0645%
         4/10/98                        -0.0509%
         4/17/98                        -0.0580%
         4/24/98                        -0.0663%
          5/1/98                        -0.0422%
          5/8/98                        -0.0589%
         5/15/98                        -0.0681%
         5/22/98                        -0.0702%
         5/29/98                        -0.0496%
          6/5/98                        -0.0556%
         6/12/98                        -0.0586%
         6/19/98                        -0.0599%
         6/26/98                        -0.0479%
          7/3/98                        -0.0496%
         7/10/98                        -0.0558%
         7/17/98                        -0.0565%
         7/24/98                        -0.0645%
         7/31/98                        -0.0503%
          8/7/98                        -0.0614%
         8/14/98                        -0.0779%
         8/21/98                        -0.0750%
         8/28/98                        -0.0448%
          9/4/98                        -0.0448%
         9/11/98                        -0.0379%
         9/18/98                        -0.0326%
         9/25/98                        -0.0367%
         10/2/98                        -0.0379%
         10/9/98                        -0.0249%
        10/16/98                        -0.0228%
        10/23/98                        -0.0117%
        10/30/98                        -0.0091%
         11/6/98                        -0.0140%
        11/13/98                        -0.0423%
        11/20/98                        -0.0394%
        11/27/98                        -0.0267%
         12/4/98                        -0.0373%
        12/11/98                        -0.0212%
        12/18/98                        -0.0355%
        12/25/98                        -0.0127%
          1/1/99                        -0.0106%
          1/8/99                        -0.0182%
         1/15/99                        -0.0372%
         1/22/99                        -0.0557%
         1/29/99                        -0.0557%
          2/5/99                        -0.0536%
         2/12/99                        -0.0687%
         2/19/99                        -0.0647%
         2/26/99                        -0.1014%
          3/5/99                        -0.0826%
         3/12/99                        -0.0747%
         3/19/99                        -0.0935%
         3/26/99                        -0.1060%
          4/2/99                        -0.0802%
          4/9/99                        -0.0969%
         4/16/99                        -0.1003%
         4/23/99                        -0.0957%
         4/30/99                        -0.0946%
          5/7/99                        -0.0962%
         5/14/99                        -0.0928%
         5/21/99                        -0.1146%
         5/28/99                        -0.1048%
          6/4/99                        -0.1014%
         6/11/99                        -0.0991%
         6/18/99                        -0.0927%
         6/25/99                        -0.1031%
          7/2/99                        -0.0979%
          7/9/99                        -0.0938%
         7/16/99                        -0.1037%
         7/23/99                        -0.0747%
         7/30/99                        -0.0751%
          8/6/99                        -0.0792%
         8/13/99                        -0.0963%
         8/20/99                        -0.0946%
         8/27/99                        -0.0911%
          9/3/99                        -0.1071%
         9/10/99                        -0.0892%
         9/17/99                        -0.1065%
         9/24/99                        -0.0788%
         10/1/99                        -0.0703%
         10/8/99                        -0.0727%
        10/15/99                        -0.1442%
        10/22/99                        -0.1279%
        10/29/99                        -0.1431%
         11/5/99                        -0.1368%
        11/12/99                        -0.1373%
        11/19/99                        -0.1078%
        11/26/99                        -0.1207%
         12/3/99                        -0.1115%
        12/10/99                        -0.1164%
        12/17/99                        -0.1277%
        12/24/99                        -0.1624%
        12/31/99                        -0.1084%
          1/7/00                        -0.0771%
         1/14/00                        -0.0451%
         1/21/00                        -0.1203%
         1/28/00                        -0.1392%
          2/4/00                        -0.0511%
         2/11/00                        -0.0641%
         2/18/00                        -0.0872%
         2/25/00                        -0.0812%
          3/3/00                        -0.0585%
         3/10/00                        -0.0526%
         3/17/00                        -0.0706%
         3/24/00                        -0.1058%
         3/31/00                        -0.1052%
          4/7/00                        -0.0782%
         4/14/00                        -0.0904%
         4/21/00                        -0.0868%
         4/28/00                        -0.0757%
          5/5/00                        -0.0591%
         5/12/00                        -0.0608%
         5/19/00                        -0.0438%
         5/26/00                        -0.0407%
          6/2/00                        -0.0482%
          6/9/00                        -0.0639%
         6/16/00                        -0.0670%
         6/23/00                        -0.0678%
         6/30/00                        -0.0800%
          7/7/00                        -0.0807%
         7/14/00                        -0.0755%
         7/21/00                        -0.0842%
         7/28/00                        -0.0816%
          8/4/00                        -0.0851%
         8/11/00                        -0.0865%
         8/18/00                        -0.0672%
         8/25/00                        -0.0851%
          9/1/00                        -0.0681%
          9/8/00                        -0.0794%
         9/15/00                        -0.0858%
         9/22/00                        -0.0905%
         9/29/00                        -0.1071%
         10/6/00                        -0.0866%
        10/13/00                        -0.0872%
        10/20/00                        -0.0845%
        10/27/00                        -0.0695%
         11/3/00                        -0.0571%
        11/10/00                        -0.0734%
        11/17/00                        -0.0991%
        11/24/00                        -0.1379%
         12/1/00                        -0.0864%
         12/8/00                        -0.0877%
        12/15/00                        -0.1171%
        12/22/00                        -0.0939%
        12/29/00                        -0.0965%
          1/5/01                        -0.0328%
         1/12/01                         0.0028%
         1/19/01                        -0.0285%
         1/26/01                        -0.0360%
          2/2/01                        -0.0414%
          2/9/01                        -0.0290%
         2/16/01                        -0.0314%
         2/23/01                        -0.0321%
          3/2/01                         0.0007%
          3/9/01                        -0.0517%
         3/16/01                        -0.0586%
         3/23/01                        -0.0288%
         3/30/01                        -0.0203%
          4/6/01                        -0.0094%
         4/13/01                         0.0117%
         4/20/01                        -0.0229%
         4/27/01                        -0.0088%
          5/4/01                         0.0072%
         5/11/01                        -0.0146%
         5/18/01                         0.0029%
         5/25/01                        -0.0160%
          6/1/01                         0.0180%
          6/8/01                        -0.0215%
         6/15/01                        -0.0405%
         6/22/01                        -0.0503%
         6/29/01                        -0.0258%
          7/6/01                         0.0064%
         7/13/01                        -0.0410%
         7/20/01                         0.0021%
         7/27/01                         0.0308%
          8/3/01                        -0.0175%
         8/10/01                        -0.0473%
         8/17/01                        -0.0282%
         8/24/01                        -0.0221%
         8/31/01                        -0.0475%
          9/7/01                        -0.0007%
         9/14/01                        -0.0007%
         9/21/01                        -0.0173%
         9/28/01                        -0.0120%
         10/5/01                         0.0069%
        10/12/01                         0.0230%
        10/19/01                        -0.0090%
        10/26/01                         0.0275%
         11/2/01                         0.0089%
         11/9/01                         0.0034%
        11/16/01                         0.0178%
        11/23/01                         0.0220%
        11/30/01                        -0.0096%
         12/7/01                         0.0138%
        12/14/01                         0.0152%
        12/21/01                         0.0430%
        12/28/01                         0.0271%
          1/4/02                         0.0437%
         1/11/02                         0.0323%
         1/18/02                         0.0447%
         1/25/02                         0.0608%
          2/1/02                         0.0754%
          2/8/02                         0.0924%
         2/15/02                         0.0755%
         2/22/02                         0.1158%
          3/1/02                         0.1186%
          3/8/02                         0.0395%
         3/15/02                         0.0437%
         3/22/02                         0.0212%
         3/29/02                         0.0212%
          4/5/02                         0.0246%
         4/12/02                         0.0423%
         4/19/02                         0.0539%
         4/26/02                         0.0312%
          5/3/02                         0.0468%
         5/10/02                         0.0408%
         5/17/02                         0.0434%
         5/24/02                         0.0542%
         5/31/02                         0.0543%
          6/7/02                         0.0704%
         6/14/02                         0.0505%
         6/21/02                         0.0478%
         6/28/02                         0.0870%
          7/5/02                         0.0691%
         7/12/02                         0.0545%
         7/19/02                         0.1276%
         7/26/02                         0.1241%
          8/2/02                         0.1051%
          8/9/02                         0.0865%
         8/16/02                         0.1032%
         8/23/02                         0.1103%
         8/30/02                         0.1209%
          9/6/02                         0.1169%
         9/13/02                         0.0972%
         9/20/02                         0.0948%
         9/27/02                         0.0932%
         10/4/02                         0.1110%
        10/11/02                         0.1724%
        10/18/02                         0.0412%
        10/25/02                         0.0914%
         11/1/02                         0.0724%
         11/8/02                         0.1039%
        11/15/02                         0.1113%
        11/22/02                         0.0550%
        11/29/02                         0.1005%
         12/6/02                         0.1217%
        12/13/02                         0.0917%
        12/20/02                         0.1085%
        12/27/02                         0.1129%
          1/3/03                         0.1149%
         1/10/03                         0.0859%
         1/17/03                         0.1459%
         1/24/03                         0.1461%
         1/31/03                         0.1557%
          2/7/03                         0.1483%
         2/14/03                         0.1544%
         2/21/03                         0.1450%
         2/28/03                         0.1285%
          3/7/03                         0.1442%
         3/14/03                         0.1508%
         3/21/03                         0.1146%
         3/28/03                         0.1098%
          4/4/03                         0.1478%
         4/11/03                         0.1382%
         4/18/03                         0.1384%
         4/25/03                         0.1251%
          5/2/03                         0.0749%
          5/9/03                         0.0459%
         5/16/03                         0.0373%
         5/23/03                         0.0371%
         5/30/03                         0.0701%
          6/6/03                         0.0286%
         6/13/03                         0.0336%
         6/20/03                         0.0453%
         6/27/03                         0.0483%
          7/4/03                         0.0605%
         7/11/03                         0.0217%
         7/18/03                         0.0090%
         7/25/03                         0.0020%
          8/1/03                        -0.0282%
          8/8/03                        -0.0206%
         8/15/03                        -0.0230%
         8/22/03                        -0.0148%
         8/29/03                        -0.0019%
          9/5/03                         0.0026%
         9/12/03                        -0.0051%
         9/19/03                        -0.0151%
         9/26/03                        -0.0393%
         10/3/03                        -0.0233%
        10/10/03                        -0.0196%
        10/17/03                        -0.0309%
        10/24/03                        -0.0220%
        10/31/03                         0.0314%
         11/7/03                         0.0076%
        11/14/03                         0.0413%
        11/21/03                         0.0882%
        11/28/03                         0.1136%
         12/5/03                         0.1202%
        12/12/03                         0.1321%
        12/19/03                         0.1348%
        12/26/03                         0.1471%
          1/2/04                         0.1550%

We can only speculate on what factors are driving the market price, but increased interest in qualified dividend income appears to be the primary reason.

IS THE FUND SUSCEPTIBLE TO TRADING ABUSES LIKE THE ONES IN THE NEWS RECENTLY?

     In a word, the answer is NO!

     A critical difference between closed-end funds such as PFD and open-end mutual funds, which have been grabbing all the headlines, is the way in which they are purchased and sold.

     Orders to buy or sell shares of PFD on the NYSE can be placed throughout the trading day, and limit prices can be specified. The investor has control over the transaction price, and the trade takes place only if there is a willing seller and buyer. This degree of control is not possible in an open-end mutual fund because orders placed throughout the day are completed AFTER the close of business, based upon the closing net asset value.

     Transactions in open-end mutual funds take place between the investor and the mutual fund company. At the close of business (typically 4:00 PM Eastern
Time), the fund company computes the mutual fund's net asset value. This price is used to redeem shares from sellers or issue new shares to buyers who placed orders earlier that day. The rules prohibit fund companies from accepting orders after the close of business, but some fund companies have permitted favored clients to place orders AFTER the close, but at that day's NAV. All gains from "late trading" are at the expense of the other investors in the fund.

     The other frequently mentioned abuse in open-end mutual funds is fund companies permitting "frequent trading" practices by favored clients. Although not illegal, this practice may harm investors because these favored clients' gains are again at the expense of the other investors in the fund and usually force the fund to maintain larger cash positions than would otherwise be appropriate. Managers of closed-end funds don't face this problem either. If a holder of a closed-end fund wishes to sell shares, the market must facilitate the trade, not the fund. Therefore a closed-end fund can remain fully invested without regard to possible redemptions.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
FINANCIAL DATA
PER SHARE OF COMMON STOCK
--------------------------------------------------------------

                            TOTAL                                  DIVIDEND
                          DIVIDENDS   NET ASSET       NYSE        REINVESTMENT
                            PAID        VALUE     CLOSING PRICE     PRICE (1)
                          ---------   ---------   -------------   ------------
December 31, 2002 Extra    $0.1285     $13.65        $15.10         $14.35
December 31, 2002 .....     0.0915      13.65         15.10          14.35
January 31, 2003 ......     0.0915      14.45         16.70          15.87
February 28, 2003 .....     0.0915      14.55         16.42          15.60
March 31, 2003 ........     0.0915      14.64         16.10          15.30
April 30, 2003 ........     0.0915      14.83         16.20          15.39
May 31, 2003 ..........     0.0915      15.54         16.63          15.80
June 30, 2003 .........     0.0915      15.84         16.35          15.84
July 31, 2003 .........     0.0915      15.58         15.34          15.27
August 31, 2003 .......     0.0915      15.64         15.61          15.64
September 30, 2003 ....     0.0915      16.04         15.62          15.45
October 31, 2003 ......     0.0915      15.94         16.44          15.94
November 30, 2003 .....     0.0915      15.85         17.65          16.77
December 31, 2003 Extra     0.0400      15.90         18.40          17.48
December 31, 2003 .....     0.0950      15.90         18.40          17.48

-------------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                                        PORTFOLIO OF INVESTMENTS
                                                               NOVEMBER 30, 2003
                                       -----------------------------------------

                                                         VALUE
SHARES/$ PAR                                            (NOTE 2)
------------                                            --------
PREFERRED SECURITIES -- 91.7%
   ADJUSTABLE RATE PREFERRED SECURITIES -- 9.7%
          BANKING -- 9.3%
    75,000   Cobank,
               Adj. Rate Pfd., 144A**** ...............$ 4,188,000*
             J.P. Morgan Chase & Co.:
   136,675     Series A, Adj. Rate Pfd. ............... 13,154,969*
    19,000     Series L, Adj. Rate Pfd. ...............  1,900,000*
   125,700     Series N, Adj. Rate Pfd. ...............  3,166,069*
                                                       -----------
             TOTAL BANKING ADJUSTABLERATE
              PREFERRED SECURITIES .................... 22,409,038
                                                       -----------
          FINANCIAL SERVICES -- 0.2%
    10,500   Bear Stearns Companies, Inc.,
               Series A, Adj. Rate Pfd. ...............    530,250*
                                                       -----------
          UTILITIES -- 0.2%
     7,465   Northern Indiana Public Service Company,
               Series A, Adj. Rate Pfd. ...............    378,382*
                                                       -----------
             TOTAL ADJUSTABLE RATE PREFERRED
              SECURITIES .............................. 23,317,670
                                                       -----------
   FIXED RATE PREFERRED SECURITIES -- 81.2%
          BANKING -- 21.7%
             ABN AMRO North America, Inc.:
     2,625     6.46% Pfd., 144A**** ...................  2,746,026*
     4,000     6.59% Pfd., 144A**** ...................  4,183,020*
             BancWest Corporation:
       400     BancWest Capital I,
               9.50% 12/01/30 QUIPS ...................     11,394
$2,250,000     First Hawaiian Capital I,
               8.343% 07/01/27 Capital Security,
               Series B ...............................  2,570,490
             Bank of America Corporation:
 $ 750,000     Barnett Capital II,
               7.95% 12/01/26 Capital Security ........    845,771
 $ 674,000     NB Capital Trust II,
               7.83% 12/15/26 Capital Security ........    759,295
             Citigroup, Inc.:
   151,177     5.864% Pfd., Series M ..................  7,897,486*
    12,676     6.213% Pfd., Series G ..................    674,300*
    11,000     6.231% Pfd., Series H ..................    589,875*

                                                          VALUE
 SHARES/$ PAR                                            (NOTE 2)
 ------------                                            --------
    30,000   Cobank, ABC,
               7.00% Pfd., 144A**** ...................$ 1,543,650*
             Comerica, Inc.:
  $500,000     Comerica (Imperial) Capital Trust I,
               Series B, 9.98%
               12/31/26 Capital Security ..............    622,727
             Deutsche Bank:
$1,500,000     BT Preferred Capital Trust II,
               7.875% 02/25/27 Capital Security .......  1,679,122
             GreenPoint Financial Corporation:
$12,820,000    GreenPoint Capital Trust I,
               9.10% 06/01/27 Capital Security ........ 14,903,378
             HSBC USA, Inc.:
    34,200     $2.8575 Pfd. ...........................  1,749,159*
$2,635,000     Republic New York Capital II,
               7.53% 12/04/26 Capital Security, STOPS .  2,844,206
 $ 270,000   Keycorp Institutional Capital B,
               8.25% 12/15/26 Capital Security ........    308,657
    16,500   Regions Financial Trust I,
               8.00% 02/28/31 Pfd. ....................    450,120
             Wachovia Corporation:
$1,500,000     First Union Capital II,
               7.95% 11/15/29 Capital Security ........  1,816,403
$1,906,000     First Union Institutional Capital I,
               8.04% 12/01/26 Capital Security ........  2,193,520
$1,820,000     First Union Institutional Capital II,
               7.85% 01/01/27 Capital Security ........  2,066,301
$1,500,000     Wachovia Capital Trust V,
               7.965% 06/01/27 Capital Security.,
               144A**** ...............................  1,715,153
     7,500     Wachovia Preferred Funding,
               7.25% Pfd., Series A, REIT .............    207,675
                                                       -----------
             TOTAL BANKING FIXED RATE
              PREFERRED SECURITIES .................... 52,377,728
                                                       -----------
          FINANCIAL SERVICES -- 10.0%
             Bear Stearns Companies, Inc.:
    96,000     5.49% Pfd., Series G ...................  4,789,440*
    12,540     5.72% Pfd., Series F ...................    634,775*
             Lehman Brothers Holdings, Inc.:
    65,400     5.67% Pfd., Series D ...................  3,331,149*
   151,275     5.94% Pfd., Series C ...................  7,766,458*


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2003
-----------------------------------------

                                                          VALUE
 SHARES/$ PAR                                            (NOTE 2)
 ------------                                            --------
PREFERRED SECURITIES -- (CONTINUED)
   FIXED RATE PREFERRED SECURITIES -- (CONTINUED)
          FINANCIAL SERVICES-- (CONTINUED)
    20,000     6.50% Pfd. Series F ....................$   529,500*
   123,805   SLM Corporation,
               6.97% Pfd., Series A ...................  7,059,361*
                                                       -----------
             TOTAL FINANCIAL SERVICES FIXED RATE
              PREFERRED SECURITIES .................... 24,110,683
                                                       -----------
          INSURANCE -- 9.5%
    47,000   ACE Ltd.,
               7.80% Pfd., Series C ...................  1,253,255**
             AON Corporation:
$1,645,000     AON Capital Trust A,
               8.205% 01/01/27 Capital Security .......  1,827,579
     1,250   Fortis Funding Trust,
               7.68% Pfd., 144A**** ...................  1,423,837*
             SAFECO Corporation:
 $ 549,000     SAFECO Capital Trust I,
               8.072% 07/15/37 Capital Security .......    616,500
             The St. Paul Companies, Inc.:
$5,800,000     MMI Capital Trust I,
               7.625% 12/15/27 Capital Security,
               Series B ...............................  6,190,369
    12,000     St. Paul Capital Trust I,
               7.60% Pfd. .............................    321,540
             UnumProvident Corporation:
$4,000,000     Provident Financing Trust I,
               7.405% 03/15/38 Capital Security .......  3,454,300
             Zurich RegCaPS Fund Trust I:
     6,500     6.01% Pfd., 144A**** ...................  6,537,570*
     1,200     6.58% Pfd., 144A**** ...................  1,211,874*
                                                       -----------
             TOTAL INSURANCE FIXED RATE
              PREFERRED SECURITIES .................... 22,836,824
                                                       -----------
          UTILITIES -- 34.6%
             Alabama Power Company:
     5,734     4.72% Pfd. .............................    518,411*
         5     4.95% Pfd. .............................    519,218*
    91,100     5.20% Pfd. .............................  2,236,960*
     2,049   Appalachian Power Company,
               5.92% Sinking Fund Pfd. ................    206,191*

                                                          VALUE
 SHARES/$ PAR                                            (NOTE 2)
 ------------                                            --------
    26,125   Avista Corporation,
               $6.95 Sinking Fund Pfd., Series K ......$ 2,534,125*
    10,000   Boston Edison Company,
               4.78% Pfd. .............................    874,950*
    10,457   Carolina Power & Light Company,
               $5.44 Pfd. .............................  1,017,518*
             CenterPoint Energy, Inc.:
    45,000     Houston Light & Power, Capital Trust I,
               8.125% QUIPS ...........................  1,128,375
$3,500,000     Houston Light & Power, Capital Trust II,
               8.257%, 02/01/37 Capital Security,
               Series B ...............................  3,510,062
    60,150     REI Trust I,
               7.20% TOPrS, Series C ..................  1,408,713
             Central Hudson Gas & Electric Corporation:
     5,000     4.35% Pfd., Series D, Pvt. .............    379,525*
       750     4.96% Pfd., Series E, Pvt. .............     63,821*
             Central Illinois Light Company:
    10,000     4.64% Pfd. .............................    853,850*
     7,000     5.85% Sinking Fund Pfd. ................    708,400*
    27,799   Central Vermont Public Service Corporation,
               8.30% Pvt. Sinking Fund Pfd. ...........  2,895,405*
             Connecticut Light & Power Company:
     5,323     $3.24 Pfd. .............................    279,245*
     9,300     5.28% Pfd. .............................    423,057*
       200     6.56% Pfd., Series 1968 ................     10,366*
     2,100   Consolidated Edison Company of New York,
               4.65% Pfd., Series C ...................    182,931*
     6,870   Dayton Power and Light Company,
               3.90% Pfd., Series C ...................    445,554*
             Duke Energy Corporation:
     4,556     4.50% Pfd., Series C, Pvt. .............    369,970*
    31,965     6.75% Pfd., Series X, Sinking Fund Pfd.   3,328,196*
       519     7.04% Pfd., Series Y ...................     53,680*
    25,762     7.85% Pfd., Series S ...................  2,675,899*
             Duquesne Light Company:
     5,490     $2.10 Pfd. Series A ....................    180,511*
     7,675     4.10% Pfd. .............................    246,329*
     6,330     4.15% Pfd. .............................    205,630*
       910     4.20% Pfd. .............................     29,921*
     5,000   Energy East Capital Trust I,
               8.25% TOPrS ............................    134,175


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2003
                                       -----------------------------------------
                                                          VALUE
 SHARES/$ PAR                                            (NOTE 2)
 ------------                                            --------
PREFERRED SECURITIES -- (CONTINUED)
   FIXED RATE PREFERRED SECURITIES -- (CONTINUED)
          UTILITIES  -- (CONTINUED)
             Entergy Arkansas, Inc.:
     3,370     7.32% Pfd. .............................$   352,569*
    11,350     7.40% Pfd. .............................  1,183,464*
     1,322     7.88% Pfd. .............................    138,261*
    30,000     $1.96 Pfd. .............................    762,300*
     4,440   Entergy Gulf States, Inc.,
               7.56% Pfd. .............................    452,347*
             Entergy Louisiana, Inc.:
       260     7.84% Pfd. .............................     27,222*
   106,138     8.00% Pfd., Series 92 ..................  2,681,046*
     8,500   Entergy Mississippi, Inc.,
               7.44% Pfd. .............................    881,918*
             Florida Power Company:
     4,448     4.58% Pfd. .............................    375,122*
     5,157     4.60% Pfd. .............................    434,761*
     8,935     4.75% Pfd., Pvt. .......................    777,836*
       170   Florida Power & Light Company,
               4.50% Pfd., Series A, Pvt. .............     14,537*
    50,000   Georgia Power Capital Trust  V,
               7.125% Pfd. ............................  1,352,000
     2,010   Great Plains Energy, Inc.,
               4.50% Pfd. .............................    148,137*
             Hawaiian Electric Company, Inc.:
    20,000     HECO Capital Trust I,
               8.05% QUIPS ............................    509,400
     2,717   Idaho Power Co.,
               7.68% Pfd., Series 1 ...................    281,087*
     8,000   Indiana Michigan Power Company,
               6.875% Sinking Fund Pfd. ...............    811,400*
    32,650   Indianapolis Power & Light Company,
               5.65% Pfd. .............................  2,737,539*
   384,000   Interstate Power & Light Company,
               8.375% Pfd., Series B .................. 12,226,560*
     4,500   Kentucky Utilities Company,
               6.53% Pfd. .............................    465,773*
     5,000   Mississippi Power Company,
               7.00% Pfd. .............................    522,900*
    14,250   Narragansett Electric Company,
               4.64% Pfd. .............................    596,933*

                                                          VALUE
 SHARES/$ PAR                                            (NOTE 2)
 ------------                                            --------

     3,905   Northern Indiana Public Service Company,
               7.44% Pfd. .............................$   399,638*
     6,170   Ohio Edison Company,
               4.44% Pfd. .............................    419,097*
     2,500   Ohio Power Company,
               5.90% Sinking Fund Pfd. ................    250,238*
     5,000   PECO Energy Company,
               $4.40 Pfd., Series C ...................    405,275*
     5,000   PPL Electric Utilities Corporation,
               6.75% Pfd. .............................    523,450*
     9,410   PSI Energy, Inc.,
               4.32% Pfd. .............................    177,990*
             PacifiCorp:
     1,225     $4.56 Pfd. .............................     95,642*
    14,542     $4.72 Pfd. .............................  1,175,212*
    16,444     $7.48 Sinking Fund Pfd. ................  1,708,038*
             Pacific Enterprises:
    18,830     $4.50 Pfd. .............................  1,534,927*
    10,000     $4.75 Pfd., Series 53 ..................    860,400*
       790   Pennsylvania Power Company,
               7.75% Pfd. .............................     80,292*
    12,722   Portland General Electric,
               7.75% Sinking Fund Pfd. ................  1,322,325*
    19,209   Potomac Electric Power Company,
               $3.40 Sinking Fund Pfd. ................    962,563*
    10,000   Public Service Company of New Mexico,
               4.58% Pfd. .............................    678,100*
             Public Service Enterprise Group, Inc.:
    10,800     Enterprise Capital Trust I,
               7.44% TOPrS, Series A ..................    273,294
             Rochester Gas & Electric Corporation:
     4,984     4.10% Pfd., Series H ...................    364,904*
    10,000     4.55% Pfd., Series M, Pvt. .............    812,500*
    20,000     6.60% Sinking Fund Pfd., Series V ......  2,015,100*
             San Diego Gas & Electric Company:
    40,000     $1.70 Pfd ..............................  1,045,200*
    23,750     $1.7625 Sinking Fund Pfd. ..............    611,919*
     1,200     4.40% Pfd. .............................     19,566*
             South Carolina Electric & Gas Company:
    25,373     5.125% Purchase Fund Pfd., Pvt. ........  1,246,322*
     6,703     6.00% Purchase Fund Pfd., Pvt. .........    342,791*


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2003
-----------------------------------------
                                                          VALUE
 SHARES/$ PAR                                            (NOTE 2)
 ------------                                            --------
PREFERRED SECURITIES -- (CONTINUED)
   FIXED RATE PREFERRED SECURITIES -- (CONTINUED)
          UTILITIES  -- (CONTINUED)
    60,000   Southern Union Company,
               7.55% Pfd. .............................$ 1,560,900*
             TXU US Holdings Company:
 $ 750,000     TXU Electric Capital V,
               8.175% 1/30/37 Capital Security ........    813,476
     8,150   Union Electric Company,
               4.56% Pfd. .............................    708,235*
    12,500   Virginia Electric & Power,
               $7.05 Pfd. .............................  1,292,063*
     1,220   Wisconsin Power & Light,
               4.50% Pfd. .............................     97,563*
             Xcel Energy, Inc.:
    16,030     $4.08 Pfd., Series B ...................  1,099,658*
    26,200     $4.10 Pfd., Series C ...................  1,806,097*
    22,000     $4.11 Pfd., Series D ...................  1,520,310*
    17,750     $4.16 Pfd., Series E ...................  1,241,524*
    10,000     $4.56 Pfd., Series G ...................    766,650*
                                                       -----------
             TOTAL UTILITIES FIXED RATE
              PREFERRED SECURITIES .................... 83,385,359
                                                       -----------
          OIL AND GAS -- 3.5%
    17,200   Anadarko Petroleum Corporation,
               5.46% Pfd. .............................  1,695,662*
    36,300   Apache Corporation,
               5.68% Pfd., Series B ...................  3,641,616*
     1,860   EOG Resources, Inc.,
               7.195% Pfd., Series B ..................  2,023,829*
             ENI, S.p.A.:
    10,000     Lasmo America Limited,
               8.15% Pfd., 144A**** ...................  1,158,450*
                                                       -----------
             TOTAL OIL AND GAS FIXED RATE
              PREFERRED SECURITIES ....................  8,519,557
                                                       -----------
          MISCELLANEOUS INDUSTRIES-- 1.9%
    13,600   E.I. Du Pont de Nemours and Company,
               $4.50 Pfd., Series B ...................  1,249,976*
    36,200   Farmland Industries, Inc.,
               8.00% Pfd., 144A**** ...................     31,675*+

                                                          VALUE
 SHARES/$ PAR                                            (NOTE 2)
 ------------                                            --------
    33,250   Ocean Spray Cranberries, Inc.,
               6.25% Pfd., 144A**** ...................$ 2,514,697*
    26,000   Touch America Holdings,
               $6.875 Pfd. ............................     39,000*+
     9,520   Viad Corporation,
               $4.75 Sinking Fund Pfd. ................    896,213*
                                                       -----------
             TOTAL MISCELLANEOUS INDUSTRIES
              FIXED RATE PREFERRED
              SECURITIES ..............................  4,731,561
                                                       -----------
             TOTAL FIXED RATE PREFERRED
              SECURITIES ..............................195,961,712
                                                       -----------
   INVERSE FLOATING RATE PREFERRED -- 0.8%
        18   Premium Assets, Series A,
               Zurich Financial Reg. Capital ..........  1,854,596*
                                                       -----------
             TOTAL PREFERRED SECURITIES
              (Cost $198,830,795) .....................221,133,978
                                                       -----------
CORPORATE DEBT SECURITIES -- 1.3%
    45,000   Northern States Power Company,
               8.00% PINES ............................  1,244,475
    36,200   Ohio Power Company,
               7.375% Senior Notes ....................    919,661
$1,000,000   Oneamerica Financial Partners,
               7.00% 10/15/33 Capital Security,
               144A**** ...............................    985,705
                                                       -----------
             TOTAL CORPORATE DEBT SECURITIES
              (Cost $2,975,617) .......................  3,149,841
                                                       -----------
COMMON STOCKS AND CONVERTIBLE SECURITIES -- 4.3%
     5,000   American Electric Power,
               9.25% Pfd., Convertible ................    210,275
   102,500   CenterPoint Energy, Inc. .................    994,250*
     2,308   Conseco, Inc. ............................     44,579*+
     9,231   Conseco, Inc., Warrants ..................     59,078*+
   107,500   Duke Energy Corporation ..................  1,942,525*
    65,000   FPL Group, Inc.,
               8.50% Pfd., Convertible ................  3,668,600
    80,831   Reliant Resources, Inc. ..................    531,464*+
    40,000   TXU Corporation,
               8.75% Pfd., Convertible ................  1,283,600


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                               NOVEMBER 30, 2003
                                       -----------------------------------------

                                                          VALUE
 SHARES/$ PAR                                            (NOTE 2)
 ------------                                            --------
COMMON STOCKS AND CONVERTIBLE SECURITIES -- (CONTINUED)
    50,000   UnumProvident Corporation,
               8.25% Pfd., Convertible ................$ 1,607,500
                                                       -----------
             TOTAL COMMON STOCKS AND
              CONVERTIBLE SECURITIES
              (Cost $12,203,019) ...................... 10,341,871
                                                       -----------
OPTION CONTRACTS-- 1.1%  (Cost $2,307,409)
     1,409   Put Options on U.S. Treasury,
               Bond March Futures,
               Expiring 02/21/2004 ....................  2,699,859+
                                                       -----------
MONEY MARKET FUND -- 0.6%  (Cost $1,396,193)
 1,396,193   BlackRock Provident Institutional
               TempFund, 0.95% ........................  1,396,193
                                                       -----------
TOTAL INVESTMENTS
  (Cost $217,713,033***) ................... 99.0%     238,721,742
OTHER ASSETS AND LIABILITIES (Net) .........  1.0%       2,270,266
                                            -----      -----------
TOTAL NET ASSETS AVAILABLE TO COMMON
AND PREFERRED STOCK ....................... 100.0%++  $240,992,008
                                            -----      -----------
MONEY MARKET CUMULATIVE PREFERRED
STOCK (MMP)(TRADE MARK) REDEMPTION VALUE               (80,000,000)

ACCUMULATED UNDECLARED DISTRIBUTIONS
TO MMP(TRADE MARK)                                         (67,837)
                                                       -----------
TOTAL NET ASSETS AVAILABLE TO
COMMON STOCK                                          $160,924,171
                                                      ============

* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**   Securities distributing Qualified Dividend Income only.
***  Aggregate cost of securities held.
**** Securities exempt from  registration  under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
+    Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

ABBREVIATIONS (Note 7):
PINES    -- Public Income Notes
QUIPS    -- Quarterly Income Preferred Securities
REIT     -- Real Estate Investment Trust
STOPS    -- Semi-Annual Trust Originated Pass Through Securities
TOPRS    -- Trust Originated Preferred Securities
PFD.     -- Preferred Securities
PVT.     -- Private Placement Securities

Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003
-----------------------------------------
ASSETS:
   Investments, at value (Cost $217,713,033)
     (See accompanying Portfolio of Investments) ......            $238,721,742
   Dividends and interest receivable ..................               2,562,319
   Prepaid expenses ...................................                 109,589
                                                                   -------------
           Total Assets ...............................             241,393,650

LIABILITIES:
   Dividends payable to Common Shareholders ........... $ 169,033
   Investment advisory fee payable ....................   109,541
   Administration, Transfer Agent and Custodian fees
     and expenses payable .............................    30,764
   Professional fees payable ..........................    59,796
   Directors' fees payable ............................     2,969
   Accrued expenses and other payables ................    29,539
   Accumulated undeclared distributions to
     Money Market Cumulative
     Preferred(TRADE MARK) Stock ......................    67,837
                                                        ---------
           Total Liabilities ..........................                 469,479
                                                                   -------------
   MONEY MARKET CUMULATIVE PREFERRED(TRADE MARK) STOCK
     (800 SHARES OUTSTANDING) REDEMPTION VALUE ........              80,000,000
                                                                   -------------
NET ASSETS AVAILABLE TO COMMON STOCK ..................            $160,924,171
                                                                   -------------
NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Undistributed net investment income ................            $    660,652
   Accumulated net realized loss on investments sold ..              (6,684,704)
   Unrealized appreciation of investments .............              21,008,709
   Par value of Common Stock ..........................                 101,527
   Paid-in capital in excess of par value of
   Common Stock .......................................             145,837,987
                                                                   -------------
           Total Net Assets Available to Common Stock .            $160,924,171
                                                                   =============
NET ASSET VALUE PER SHARE OF COMMON STOCK:
   Common Stock (10,152,716 shares outstanding) .......            $      15.85
                                                                   =============


The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                                         STATEMENT OF OPERATIONS
                                            FOR THE YEAR ENDED NOVEMBER 30, 2003
                                       -----------------------------------------

INVESTMENT INCOME:
     Dividends ....................................                $ 12,067,785
     Interest .....................................                   3,291,133
                                                                   -------------
          Total Investment Income .................                  15,358,918

EXPENSES:
     Investment advisory fee ......................   $ 1,290,190
     Administrator's fee ..........................       233,190
     Money Market Cumulative Preferred(TRADE MARK)
        Stock broker commissions and auction
          agent fees ..............................       222,501
     Professional fees ............................       113,734
     Insurance expense ............................       148,952
     Shareholder servicing agent fees and expenses         94,182
     Directors' fees and expenses .................        72,693
     Custodian fees and expenses ..................        26,654
     Other ........................................       108,935
                                                      -----------
          Total Expenses ..........................                   2,311,031
                                                                   -------------

NET INVESTMENT INCOME .............................                  13,047,887
                                                                   -------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
     Net realized gain on investments sold during
        the year ..................................                   3,098,132
     Change in net unrealized appreciation of
        investments during the year ...............                  19,645,164
                                                                   -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...                  22,743,296
                                                                   -------------
DISTRIBUTIONS TO MONEY MARKET CUMULATIVE
   PREFERRED(TRADE MARK)STOCK SHAREHOLDERS:
     From net investment income (including changes in
        accumulated undeclared distributions) .....                  (1,055,700)
                                                                   -------------
NET INCREASE IN NET ASSETS TO COMMON STOCK RESULTING
   FROM OPERATIONS ................................                $ 34,735,483
                                                                   =============


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------

                                                                                    YEAR ENDED          YEAR ENDED
                                                                                  NOVEMBER 30, 2003   NOVEMBER 30, 2002
                                                                                  -----------------   -----------------
OPERATIONS:
     Net investment income .....................................................    $  13,047,887        $  12,922,272
     Net realized gain/(loss) on investments sold during the year ..............        3,098,132           (2,835,267)
     Change in net unrealized appreciation/(depreciation)
        of investments held during the year ....................................       19,645,164           (7,213,141)
     Distributions to Money Market Cumulative Preferred(TRADE MARK) Stock
        Shareholders from net investment income, including changes in
        accumulated undeclared distributions ...................................       (1,055,700)          (1,253,932)
                                                                                    --------------       --------------
     Net increase in net assets resulting from operations ......................       34,735,483            1,619,932

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock
        Shareholders ...........................................................      (12,392,105)         (10,982,983)
     Distributions paid from net realized capital gains to Common Stock
        Shareholders ...........................................................               --                   --
                                                                                    --------------       --------------

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions ...................................        1,830,875            1,963,583
     Decrease due to Money Market Cumulative Preferred(TRADE MARK)
        Stock transactions (See Note 6.) .......................................           (6,318)            (493,959)
                                                                                    --------------       --------------

NET INCREASE/(DECREASE)IN NET ASSETS AVAILABLE
     TO COMMON STOCK FOR THE YEAR ..............................................       24,167,935           (7,893,427)

NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of year .........................................................      136,756,236          144,649,663
                                                                                    --------------       --------------
     End of year (including undistributed net investment
        income of $660,652 and $845,613, respectively) .........................    $ 160,924,171        $ 136,756,236
                                                                                    =============        =============


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                                            FINANCIAL HIGHLIGHTS
                          FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                          ------------------------------------------------------
     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.


                                                                                  YEAR ENDED NOVEMBER 30,
                                                                       -------------------------------------------------
                                                                          2003     2002       2001       2000      1999
                                                                       -------- --------   --------   --------  --------
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period .............................    $  13.63  $  14.62   $  13.41   $  14.41  $  16.43
                                                                      --------  --------   --------   --------  --------

INVESTMENT OPERATIONS:
Net investment income ............................................        1.28      1.29       1.23       1.32      1.29
Net realized and unrealized gain/(loss) on investments ...........        2.27     (1.01)      1.19      (0.56)    (1.35)

DISTRIBUTIONS TO MMP(TRADE MARK)* SHAREHOLDERS:
From net investment income .......................................       (0.10)    (0.12)     (0.23)     (0.29)    (0.23)
From net realized capital gains ..................................          --        --         --      (0.01)    (0.08)
                                                                      --------  --------   --------   --------  --------

Total from investment operations .................................        3.45      0.16       2.19       0.46     (0.37)
                                                                      --------  --------   --------   --------  --------

Cost of Issuance of Additional MMP(TRADE MARK)* (Note 5) .........          --     (0.05)        --         --        --
DISTRIBUTIONS TO COMMON SHAREHOLDERS:

From net investment income .......................................       (1.23)    (1.10)     (0.98)     (1.04)    (1.12)
From net realized capital gains ..................................          --        --         --      (0.42)    (0.53)
                                                                      --------  --------   --------   --------  --------

Total distributions to Common Shareholders .......................       (1.23)    (1.10)     (0.98)     (1.46)    (1.65)
                                                                      --------  --------   --------   --------  --------

Net asset value, end of period ...................................    $  15.85  $  13.63   $  14.62   $  13.41  $  14.41
                                                                      ========  ========   ========   ========  ========

Market value, end of period ......................................    $  17.65  $  15.00   $  14.47   $  12.13  $  12.75
                                                                      ========  ========   ========   ========  ========

Total investment return based on net asset value** ...............       25.87%     0.58%     17.01%      4.55%    (1.81)%
                                                                      ========  ========   ========   ========  ========

Total investment return based on market value**. .................       27.35%    11.84%     28.02%      6.88%   (10.43)%
                                                                      ========  ========   ========   ========  ========

RATIOS TO AVERAGE NET ASSETS AVAILABLE
TO COMMON STOCK SHAREHOLDERS:
     Total net assets, end of period (in 000's) . ................    $160,924  $136,756   $144,650   $131,892  $141,802
     Operating expenses ..........................................        1.51%     1.48%      1.42%      1.41%     1.37%
     Net investment income*** ....................................        7.84%     8.32%      7.21%      7.58%     6.66%

--------------------------------------------
SUPPLEMENTAL DATA:+
     Portfolio turnover rate. ....................................          28%       30%        39%        66%       65%
     Total net assets available to Common and Preferred Stock,
     end of period (in 000's) ....................................    $240,992  $216,974   $202,412   $189,983  $199,863
     Ratio of operating expenses to total average net assets
       available to Common and Preferred Stock ...................        0.99%     0.99%      1.00%      0.98%     0.99%

  *  Money Market Cumulative Preferred(TRADE MARK) Stock.
 **  Assumes reinvestment of  distributions  at the price obtained by the Fund's Dividend  Reinvestment Plan.
***  The net investment income ratios reflect income net of operating expenses and payments to MMP(TRADE MARK)* Shareholders.
  +  Information presented under heading Supplemental Data includes MMP(TRADE MARK)*.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------
      The table below sets out information with respect to Money Market Cumulative Preferred(TRADE MARK) Stock currently outstanding.

                                                   INVOLUNTARY      AVERAGE
                                      ASSET        LIQUIDATING       MARKET
                TOTAL SHARES         COVERAGE      PREFERENCE        VALUE
     DATE       OUTSTANDING(1)     PER SHARE(3)   PER SHARE(2)  PER SHARE(1)&(2)
  ----------   ---------------    -------------   ------------- ----------------
   11/30/03          800            $301,240        $100,000        $100,000
   11/30/02          800             271,218         100,000         100,000
   11/30/01          575             352,021         100,000         100,000
   11/30/00          575             330,404         100,000         100,000
   11/30/99          575             347,588         100,000         100,000
   11/30/98          575             381,562         100,000         100,000

---------------
(1) See Note 6.
(2) Excludes accumulated undeclared dividends.
(3) Calculated by subtracting the Fund's total liabilities (excluding the MMP(TRADE MARK)) from the Fund's total assets and dividing that amount by the number of MMP(TRADE MARK) shares outstanding.



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                                   NOTES TO FINANCIAL STATEMENTS
                                       -----------------------------------------

1.   ORGANIZATION

     Flaherty & Crumrine Preferred Income Fund Incorporated (the "Fund"), (formerly known as Preferred Income Fund Incorporated) was incorporated as a Maryland corporation on September 28, 1990, and commenced operations on January 31, 1991 as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide its common shareholders with high current income consistent with the preservation of capital.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets available to common stock is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TRADE MARK) Stock and (iii) accumulated and unpaid dividends on the outstanding Money Market Cumulative Preferred(TRADE
MARK) Stock.

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions"), are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in Money Market Funds are valued at the net asset value of such funds.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------------------------------------

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis. The Fund also amortizes premiums and accretes discounts on those fixed income securities, including capital securities and bonds, which trade and are quoted on an "accrued income" basis.

     The AICPA Audit and Accounting Guide, Audits of Investment Companies, requires that, for book accounting purposes, the Fund amortize premiums and accrete discounts on those fixed-income securities, such as capital securities, which trade and are quoted on an "accrued income" basis. Prior to December 1, 2001, the Fund was not required to amortize premiums and accrete discounts for these securities. Adopting these accounting principles has not affected the Fund's net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The adoption of this principle was not material to the financial statements.

     The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect these changes in presentation.

     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's investment adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to Shareholders of Common Stock ("Shareholder"). The Shareholders of Money Market Cumulative Preferred(TRADE MARK) Stock are entitled to receive cumulative cash dividends as declared by the Fund's Board of Directors. Distributions to Shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to Shareholders at least annually. Any net realized long-term capital gains may be distributed to Shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund's qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                       -----------------------------------------

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportionate allocation of income and gains to all classes of shareholders.

     Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes, and may exclude amortization of premium on "accrued income" securities, which are not reflected in ordinary income for tax purposes. The tax character of distributions paid, including changes in accumulated undeclared distributions to MMP(TRADE MARK) shareholders, during 2003 and 2002 was as follows:

                    DISTRIBUTIONS PAID IN              DISTRIBUTIONS PAID IN
                      FISCAL YEAR 2003                   FISCAL YEAR 2002
                    ---------------------              ---------------------
                                  LONG-TERM                          LONG-TERM
              ORDINARY INCOME   CAPITAL GAINS   ORDINARY INCOME    CAPITAL GAINS
              ---------------   -------------   ---------------    -------------
Common           $12,392,105          --          $ 10,982,983           --
Preferred        $ 1,055,700          --          $  1,253,932           --

     As of November 30, 2003, the components of distributable earnings (i.e., ordinary income and capital gain/loss) available to Common and Preferred Stock Shareholders, on a tax basis were as follows:


CAPITAL LOSS    UNDISTRIBUTED       UNDISTRIBUTED            UNREALIZED
CARRYFORWARD   ORDINARY INCOME     LONG-TERM GAIN    APPRECIATION/(DEPRECIATION)
------------   ---------------     --------------    ---------------------------
$(5,713,607)      $1,035,610             --                 $20,037,612

     At November 30, 2003, the composition of the Fund's $5,713,607 accumulated realized capital losses was $4,444,626, $513,821 and $755,160 in 2000, 2001 and
2002, respectively. These losses may be carried forward and offset against any future capital gains through 2008, 2009 and 2010, respectively.

     EXCISE TAX: The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years. The Fund is subject to pay an estimated $21,000 of Federal excise taxes attributable to calendar year 2003. During the fiscal year ending November 30, 2003, the Fund paid $1,812 of Federal excise taxes attributable to calendar year 2002.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------

3. INVESTMENT ADVISORY FEE, DIRECTORS' FEES, ADMINISTRATION FEE, TRANSFER AGENT FEE AND CUSTODIAN FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's investment adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock up to $100 million and 0.50% of the value of the Fund's average monthly total net assets available to Common and Preferred Stock in excess of $100 million.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $150 for each telephone meeting. Effective October 17, 2003, the Audit Committee Chairman will receive an annual fee of $2,500. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     PFPC Inc., a member of the PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund paid PFPC Inc. a monthly fee at an annual rate of 0.10% of the Fund's average monthly total net assets available to Common and Preferred Stock through October 31, 2003. Effective November 1, 2003, the fee structure changed to a monthly fee at an annual rate of 0.10% on the first $200 million of the Fund's average weekly total managed assets, 0.04% on the next $300 million of the Fund's average weekly total managed assets, 0.03% on the next $500 million of the Fund's average weekly total managed assets and 0.02% on the Fund's average weekly total managed assets above $1 billion.

     PFPC Inc. also serves as the Fund's Common Stock servicing agent (transfer agent), dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund paid PFPC Inc. a fee at an annual rate of 0.02% of the Fund's average monthly total net assets available to Common and Preferred Stock plus certain out-of-pocket expenses through October 31, 2003. Effective November 1, 2003, the fee structure changed to a fee at an annual rate of 0.02% on the first $150 million of the Fund's average weekly net assets attributable to common shares, 0.01% on the next $350 million of the Fund's average weekly net assets attributable to common shares, 0.005% on the next $500 million of the Fund's average weekly net assets attributable to common shares and 0.0025% on the Fund's average weekly net assets attributable to common shares above $1 billion, plus certain out of pocket expenses. For the purpose of calculating such fee, the Fund's average weekly net assets attributable to common shares will be deemed to be the average weekly value of the Fund's total assets minus the sum of the Fund's liabilities, and accumulated dividends, if any, on Preferred Stock. For this calculation, the Fund's liabilities are deemed to INCLUDE the aggregate liquidation preference of any outstanding Fund preferred shares.

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                       -----------------------------------------

     PFPC Trust Company ("PFPC Trust") serves as the Fund's Custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund paid PFPC Trust a monthly fee at the annual rate of 0.01% of the Fund's average monthly total net assets available to Common and Preferred Stock through October 31, 2003. Effective November 1, 2003, the fee structure changed to a monthly fee at an annual rate of 0.010% on the first $200 million of the Fund's average weekly total managed assets, 0.008% on the next $300 million of the Fund's average weekly total managed assets, 0.006% on the next $500 million of the Fund's average weekly total managed assets and 0.005% on the Fund's average weekly total managed assets above $1 billion.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the year ended November 30, 2003, excluding short-term investments, aggregated $68,428,170 and $62,098,646, respectively.

     At November 30, 2003, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $27,672,886 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $7,635,274.

5.   COMMON STOCK

     At November 30, 2003, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions, excluding costs arising from additional MMPsTM issuance in June 2002 (See Note 6), were as follows:

                                      YEAR ENDED                 YEAR ENDED
                                       11/30/03                   11/30/02
                                      ----------                 ----------
                                     SHARES      AMOUNT     SHARES      AMOUNT
                                     ------      ------     ------      ------
Issued as reinvestment of dividends
   under the Dividend Reinvestment
   and Cash Purchase Plan            120,171   $1,830,875   135,557   $1,963,583
                                     -------   ----------   -------   ----------

6.   MONEY MARKET CUMULATIVE PREFERRED(TRADE MARK) STOCK (MMP(TRADE MARK))

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The Money Market Cumulative Preferred(TRADE MARK) Stock is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on shares of MMP(TRADE MARK) Stock are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the MMP(TRADE MARK) Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, MMP(TRADE MARK) Stock at a redemption price of $100,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally,

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------

failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     Under Emerging Issues Task Force (EITF) promulgation Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Fund's MMP(TRADE MARK) Stock, which was previously classified as a component of total net assets, has been reclassified outside of permanent equity (net assets available to common stock) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to Common Stock Shareholders.

     If the Fund allocates any net gains or income ineligible for the Dividends Received Deduction to shares of the MMP(TRADE MARK) Stock, the Fund is required to make additional distributions to MMP(TRADE MARK) Stock Shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equal to the return had such originally paid distributions been eligible for the Dividends Received Deduction. Net assets available to MMP(TRADE MARK) Stock at November 30, 2003 included an accrued additional distribution of $57,259. The amount subsequently calculated and then paid to the MMP(TRADE MARK) Stock Shareholders for the fiscal year ended November 30, 2003 was $65,064.(See Note 11-- "Subsequent Events.")

     Estimates of additional distributions payable to MMP(TRADE MARK) Stock are accrued on a regular basis in advance of declaration by the Board of Directors. The amount of additional distributions payable for any year may be highly uncertain and will not be known until after a fiscal year has been completed.

     An auction of the MMP(TRADE MARK) Stock is generally held every 49 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. MMP(TRADE MARK) Stock Shareholders may also trade shares in the secondary market between auction dates.

     On June 4, 2002, the Fund issued 225 shares of additional MMPTM Stock with an initial dividend rate equal to 2.04%. These newly issued shares are identical to the previously outstanding 575 shares in all respects on and after their first auction date, which was June 5, 2002. Consequently, the Fund now has 800 shares of MMPTM Stock outstanding in one series, which represents a par value of $80 million.

     The newly issued shares were underwritten by Lehman Brothers. The underwriter's discount of 1.25% of the $22.5 million face value totaled $281,250 and was immediately charged to common equity capital upon completion of the offering.

     Costs of the issue, including legal, printing, registration, rating fees, etc. of $219,027 were charged against common equity capital. The sum of underwriters discount and cost of the issue totaled $500,277.

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                       -----------------------------------------

     At November 30, 2003, 800 shares of MMP(TRADE MARK) Stock were outstanding at the annual rate of 1.19%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

7.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in traditional DRD-eligible preferred securities (i.e., adjustable and fixed rate preferred and preference stocks) and similar hybrid, i.e., fully taxable, preferred securities. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in preferred securities. Also, under normal market conditions, the Fund invests at least 25% of its assets, in securities issued by utilities and at least 25% of its assets in securities issued by companies in the banking industry. The Fund's portfolio may therefore be subject to greater risk and market fluctuation than a portfolio of securities representing a broader range of investment alternatives. The risks could adversely affect the ability and inclination of companies in these industries to declare and pay dividends or interest and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

     The Fund may invest up to 25% of its assets at the time of purchase in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or judged to be comparable in quality, in either case, at the time of purchase; however, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding. The percentage limitation was raised from 15% by the Fund's Board of Directors at its regular board meeting on April 19, 2002.

     The Fund may invest up to 15% of its assets in common stocks and, under normal market conditions, up to 20% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, TIPS, QUIPS, MIPS, QUIDS, QUICS, QIB's, STOPS, CorTS, REIT, Capital Securities, and other similar or related investments, will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Fund's Investment Adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and (b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

8.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------

date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of November 30, 2003, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders
   Flaherty & Crumrine Preferred Income Fund Incorporated:

     We have audited the accompanying statement of assets and liabilities of Flaherty & Crumrine Preferred Income Fund Incorporated (formerly, Preferred Income Fund Incorporated), including the fund's portfolio of investments, as of November 30, 2003, and the related statement of operations for the year then ended, statement of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Flaherty & Crumrine Preferred Income Fund Incorporated as of November 30, 2003, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended in conformity with accounting principles generally accepted in the United States of America.

/S/ KPMG LLP

Boston, Massachusetts
January 16, 2004

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
SUPPLEMENTARY TAX INFORMATION (UNAUDITED)
-----------------------------------------

     For Fiscal 2003, the distributions attributable both to Common Stock and MMP(TRADE MARK) are characterized as follows for purposes of Federal income taxes: for individual investors, 80.56% consisted of Qualified Dividend Income ("QDI") eligible for the maximum 15% personal tax rate while 19.44% consisted of ordinary income taxable at regular personal tax rates. For corporate investors, 80.21% consisted of income eligible for the inter-corporate Dividends Received Deduction ("DRD") while 19.79% consisted of ordinary income taxable at regular corporate rates.

     For Calendar 2003, the distributions to Common Stock are characterized as follows for purposes of Federal income taxes: for individual investors, 79.82% consisted of Qualified Dividend Income ("QDI") eligible for the maximum 15% personal tax rate while 20.18% consisted of ordinary income taxable at regular personal tax rates. For corporate investors, 79.46% consisted of income eligible for the inter-corporate Dividends Received Deduction ("DRD") while 20.54% consisted of ordinary income taxable at regular corporate rates.

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                              ADDITIONAL INFORMATION (UNAUDITED)
                                       -----------------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the period ended November 30, 2003, $628 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------

dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred by PFPC Inc. under the Plan.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold common stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

PROXY VOTING POLICIES

     The Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling the Fund's transfer agent at 1-800-331-1710,
(ii) on the Fund's website at www.preferredincome.com and (iii) on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO MANAGEMENT TEAM

     In managing the day-to-day operations of the Fund, the Adviser relies on the expertise of its team of money management professionals, consisting of Messrs. Crumrine, Ettinger, Stimes, Stone and Chadwick. The professional backgrounds of each member of the management team are included in the "Information about Fund Directors and Officers" section of this report beginning on page 31.

SUBSEQUENT EVENTS

     As a result of the income realized by the Fund that did not qualify for the inter-corporate Dividends Received Deduction ("DRD"), a portion of the distributions paid to the Fund's Money Market Cumulative Preferred(TRADE MARK) Stock shareholders from January 1, 2003 through November 30, 2003 has been designated as being non-DRD income, as required by Internal Revenue Services Ruling 89-81, with respect to the Internal Revenue Code of 1986, as amended. On December 22, 2003, the Fund declared an additional distribution of $65,064, payable December 24, 2003, to Money Market Cumulative Preferred(TRADE MARK) Stock shareholders as required by the Fund's Articles Supplementary (See Note 6.)

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------

     INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

     The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below.

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------------            --------------   ------------         ----------       --------------    -------------------
NON-INTERESTED
DIRECTORS:
---------
MARTIN BRODY                Director    Class II Director       Retired               4         Director, Jaclyn, Inc.
c/o HMK Associates                         since 1991                                           (luggage and
30 Columbia Turnpike                                                                            accessories). Director
Florham Park, NJ 07932                                                                          Emeritus, Smith Barney
Age: 82                                                                                         Mutual Funds (18 Funds).
                                                                                                Flaherty & Crumrine
                                                                                                Preferred Income Fund,
                                                                                                Flaherty & Crumrine
                                                                                                Preferred Income
                                                                                                Opportunity Fund
                                                                                                and Flaherty &
                                                                                                Crumrine Claymore/
                                                                                                Preferred Securities
                                                                                                Income Fund.

DAVID GALE                  Director    Class I Director   President & CEO of         4         Director, Golden
Delta Dividend Group, Inc.                since 1997       Delta Dividend Group,                State Vintners, Inc.
220 Montgomery Street                                      Inc. (investments).                  (wine pressing).
Suite 426                                                                                       Flaherty &Crumrine
San Francisco, CA 94104                                                                         Preferred Income Fund,
Age: 54                                                                                         Flaherty &Crumrine
                                                                                                Preferred Income
                                                                                                Opportunity Fund and
                                                                                                Flaherty &Crumrine
                                                                                                Claymore/Preferred
                                                                                                Securities Income Fund.

-------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2004 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.


--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------------            --------------   ------------         ----------       --------------    -------------------
NON-INTERESTED
DIRECTORS:
---------
MORGAN GUST+                Director    Class III Director From March 2002,           4         Flaherty &Crumrine
Giant Industries, Inc.                     since 1991      President of Giant                   Preferred Income Fund,
23733 N. Scottsdale Road                                   Industries, Inc.(petroleum           Flaherty &Crumrine
Scottsdale, AZ 85255                                       refining and marketing);             Preferred Income
Age: 56                                                    and for more than five               Opportunity Fund and
                                                           years prior thereto,                 Flaherty &Crumrine
                                                           Executive Vice President,            Claymore/Preferred
                                                           and various other Vice               Securities Income Fund.
                                                           President positions at
                                                           Giant Industries, Inc.

ROBERT F. WULF              Director   Class II Director   Financial Consultant;      4         Flaherty &Crumrine
3560 Deerfield Drive South                since 1991       Trustee, University of               Preferred Income Fund,
Salem, OR 97302                                            Oregon Foundation;                   Flaherty &Crumrine
Age: 66                                                    Trustee, San Francisco               Preferred Income
                                                           Theological Seminary.                Opportunity Fund and
                                                                                                Flaherty &Crumrine
                                                                                                Claymore/Preferred
                                                                                                Securities Income Fund.

-------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2004 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a  Director,  represents  holders  of shares  of the  Fund's  Money  Market
  Cumulative Preferred(TM) Stock.

--------------------------------------------------------------------------------
                                       Flaherty & Crumrine Preferred Income Fund
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------------            --------------   ------------         ----------       --------------    -------------------
INTERESTED
DIRECTORS:
---------
DONALD F. CRUMRINE+, ++    Director,   Class II Director   Chairman of the Board,     4        Flaherty & Crumrine
301 E. Colorado Boulevard   Chairman       since 1991      Director of Flaherty &              Preferred Income
Suite 720                 of the Board                     Crumrine.                           Opportunity Fund,
Pasadena, CA 91101         and Chief                                                           Flaherty & Crumrine/
Age: 56                 Executive Officer                                                      Claymore Preferred
                                                                                               Securities Income Fund
                                                                                               and Flaherty & Crumrine/
                                                                                               Claymore Total Return
                                                                                               Fund.

ROBERT M. ETTINGER++       Director,   Class III Director  President and Director of  2        Flaherty & Crumrine
301 E. Colorado Boulevard   President      since 2002      Flaherty & Crumrine.                Preferred Income
Suite 720                                                                                      Opportunity Fund.
Pasadena, CA 91101
Age: 45

OFFICERS:
---------
PETER C. STIMES         Chief Financial       Since        Vice President of          --                 --
301 E. Colorado Boulevard   Officer,          1991         Flaherty & Crumrine
Suite 720              Chief Accounting                    Incorporated.
Pasadena, CA 91101   Officer, Vice President,
Age: 48              Treasurer, and Assistant
                           Secretary

-------------------------------
* The Fund's Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The initial term for each class expires as follows:

                                 CLASS I DIRECTORS - three year term expires at the Fund's 2005 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS II DIRECTORS - three year term expires at the Fund's 2006 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified. CLASS III DIRECTORS - three year term expires at the Fund's 2004 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualified.

+ As a Director, represents holders of shares of the Fund's Money Market Cumulative Preferred(TM) Stock.

++ "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Crumrine and Ettinger are each considered an "interested person" because of their affiliation with Flaherty & Crumrine Incorporated which acts as the Fund's investment adviser.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------

                                                               PRINCIPAL       NUMBER OF FUNDS
                                         TERM OF OFFICE       OCCUPATION(S)    IN FUND COMPLEX
NAME, ADDRESS,             POSITION(S)    AND LENGTH OF        DURING PAST        OVERSEEN        OTHER DIRECTORSHIPS
AND AGE                  HELD WITH FUND   TIME SERVED*         FIVE YEARS        BY DIRECTOR       HELD BY DIRECTOR
-------------            --------------   ------------         ----------       --------------    -------------------
OFFICERS:
---------
BRADFORD S. STONE        Vice President        Since       Since May 2003, Vice      --                 --
392 Springfield Avenue    and Assistant      July 2003     President of Flaherty &
Mezzanine Suite             Treasurer                      Crumrine; from June
Summit, NJ 07901                                           2001 to April 2003,
Age: 44                                                    Director of US Market
                                                           Strategy at Barclays
                                                           Capital; from February
                                                           1987 to June 2001, Vice
                                                           President of Goldman,
                                                           Sachs  &  Company  as
                                                           Director of US Interest
                                                           Rate Strategy and,
                                                           previously, Vice
                                                           President of Interest
                                                           Rate Product Sales.

R. ERIC CHADWICK         Vice President,       Since       Since August 2001,        --                 --
301 E.Colorado Boulevard  Secretary and     October 2002   Vice President of
Suite 720                  Assistant                       Flaherty & Crumrine
Pasadena, CA 91101         Treasurer                       Incorporated; from
Age: 28                                                    January 1997 through
                                                           November 1998, portfolio
                                                           manager of Koch
                                                           Industries, Inc.


                      [This page intentionally left blank]

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert M. Ettinger, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   Peter C. Stimes, CFA
     Chief Financial Officer,
     Chief Accounting Officer,
     Vice President, Treasurer,
     and Assistant Secretary
   Bradford S. Stone
     Vice President and
     Assistant Treasurer
   R. Eric Chadwick, CFA
     Vice President, Secretary and
     Assistant Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND?
   0 If your shares are held in a brokerage
     Account, contact your broker.
   0 If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                                 [LOGO OMITTED]
                              FLAHERTY & CRUMRINE
                             PREFERRED INCOME FUND


                                     ANNUAL
                                     REPORT

                                NOVEMBER 30, 2003

                        web site: www.preferredincome.com




ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that David Gale and Robert F. Wulf are each qualified to serve as an audit committee financial expert serving on its audit committee and that they both are "independent," as defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                FLAHERTY & CRUMRINE INCORPORATED (THE "ADVISER")
            POLICIES AND PROCEDURES FOR VOTING PROXIES FOR CLIENTS

  (The definition of clients includes Flaherty & Crumrine Preferred Income Fund
               Incorporated, Flaherty & Crumrine Preferred Income
      Opportunity Fund Incorporated, Flaherty & Crumrine/Claymore Preferred
                      Securities Income Fund Incorporated,
         and Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                          - collectively, the "Funds")

     PURPOSE
     -------
     These Policies and Procedures are designed to satisfy the Adviser's duties of care and loyalty to its clients with respect to monitoring corporate events and exercising proxy authority in the best interests of such clients.

     In connection with this objective, these Policies and Procedures are designed to deal with potential complexities which may arise in cases where the Adviser's interests conflict or appear to conflict with the interests of its clients.

     These Policies and Procedures are also designed to communicate with clients the methods and rationale whereby the Adviser exercises proxy authority.

     This document is available to any client or Fund shareholder upon request and the Adviser will make available to such clients and Fund shareholders the record of the Adviser's votes promptly upon request and to the extent required by Federal law and regulations.1

     FUNDAMENTAL STANDARD
     --------------------
     The Adviser will be guided by the principle that, in those cases where it has discretion, it is bound to vote proxies and take such other corporate actions consistent with the interest of its clients with regard to the objective of wealth maximization.

     GENERAL
     -------
     The Adviser has divided its discussion in this document into two major categories: voting with respect to common stock and voting with respect to senior equity, e.g., preferred stock and similar securities. In those events where the Adviser may have to take action with respect to debt, such as in the case of amendments of covenants or in the case of default, bankruptcy, reorganization, etc., the


--------
1 This will include Fund web site reporting of proxy votes on Form N-PX no later than 8/31/2004 for the twelve month period ended 6/30/2004.

     Adviser will apply the same principles as would apply to common or preferred stock, MUTATIS MUTANDIS.

     These Policies and Procedures apply only where the client has granted discretionary authority with respect to proxy voting of an issuer. Where the Adviser does not have authority, it will keep appropriate written records evidencing that such discretionary authority has not been granted.

     The Adviser may choose not to keep written copies of proxy materials that are subject to SEC regulation and maintained in the SEC's EDGAR database. In other instances, the Adviser will keep appropriate written records in its files or in reasonably accessible storage.

     Similarly, the Adviser will keep in its files, or reasonably accessible storage, work papers and other materials that were significant to the Adviser in making a decision how to vote.

     For purposes of decision making, the Adviser will assume that each ballot for which it casts votes is the only security of an issuer held by the client. Thus, when casting votes where the Adviser may have discretionary authority with regard to several different securities of the same issuer, it may vote securities "in favor" for those securities or classes where the Adviser has determined the matter in question to be beneficial while, at the same time, voting "against" for those securities or classes where the Adviser has determined the matter to be adverse. Such cases occasionally arise, for example, in those instances where a vote is required by both common and preferred shareholders, voting as separate classes, for a change in the terms regarding preferred stock issuance.

     The Adviser will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision making or to rely on the recommendations of any third party, although it may take such recommendations into consideration. The Adviser may consult with such other experts, such as CPA's, investment bankers, attorneys, etc., as it regards necessary to help it reach informed decisions.

     Absent good reason to the contrary, the Adviser will generally give substantial weight to management recommendations regarding voting. This is based on the view that management is usually in the best position to know which corporate actions are in the best interests of common shareholders as a whole.

     With regard to those shareholder-originated proposals which are typically described as "social, environmental, and corporate responsibility" matters, the Adviser will typically give weight to management's recommendations and vote against such shareholder proposals, particularly if the adoption of such proposals would bring about burdens or costs not borne by those of the issuer's competitors.

     In cases where the voting of proxies would not justify the time and costs involved, the Adviser may refrain from voting. From the individual client's perspective, this would most typically come about in the case of small holdings, such as might arise in connection with spin-offs or other corporate reorganizations. From the perspective of the Adviser's institutional clients, this envisions cases (1) as more fully described below where preferred and common shareholders vote together as a class or
     (2) other similar or analogous instances.

     Ultimately, all voting decisions are made on a case-by-case basis, taking relevant considerations into account.

     VOTING OF COMMON STOCK PROXIES
     ------------------------------
     The Adviser categorizes matters as either routine or non-routine, which definition may or may not precisely conform to the definitions set forth by securities exchanges or other bodies categorizing such matters. Routine matters would include such things as the voting for directors and the ratification of auditors and most shareholder proposals regarding social, environmental, and corporate responsibility matters. Absent good reason to the contrary, the Adviser normally will vote in favor of management's recommendations on these routine matters.

     Non-routine matters might include, without limitation, such things as (1) amendments to management incentive plans, (2) the authorization of additional common or preferred stock, (3) initiation or termination of barriers to takeover or acquisition, (4) mergers or acquisitions, (5) changes in the state of incorporation, (6) corporate reorganizations, and
     (7) "contested" director slates. In non-routine matters, the Adviser, as a matter of policy, will attempt to be generally familiar with the questions at issue. This will include, without limitation, studying news in the popular press, regulatory filings, and competing proxy solicitation materials, if any. Non-routine matters will be voted on a case-by-case basis, given the complexity of many of these issues.

     VOTING OF PREFERRED STOCK PROXIES
     ---------------------------------
     Preferred stock, which is defined to include any form of equity senior to common stock, generally has voting rights only in the event that the issuer has not made timely payments of income and principal to shareholders or in the event that a corporation desires to effectuate some change in its articles of incorporation which might modify the rights of preferred stockholders. These are non-routine in both form and substance.

     In the case of non-routine matters having to do with the modification of the rights or protections accorded preferred stock shareholders, the Adviser will attempt, wherever possible, to quantify the costs and benefits of such modifications and will vote in favor of such modifications only if they are in the bests interests of preferred shareholders or if the issuer has offered sufficient compensation to preferred stock shareholders to offset the reasonably foreseeable adverse consequences of such modifications. A similar type of analysis would be made in the case where preferred shares, as a class, are entitled to vote on a merger or other substantial transaction.

     In the case of the election of directors when timely payments to preferred shareholders have not been made ("contingent voting"), the Adviser will cast its votes on a case-by-case basis after investigation of the qualifications and independence of the persons standing for election.

     Routine matters regarding preferred stock are the exception, rather than the rule, and typically arise when the preferred and common shareholders vote together as a class on such matters as election of directors. The Adviser will vote on a case-by-case basis, reflecting the principles set forth elsewhere in this document. However, in those instances where the common shares of an issuer are held by a holding company and where, because of that, the election outcome is not in doubt, the Adviser does not intend to vote such proxies since the time and costs would outweigh the benefits.

     ACTUAL AND APPARENT CONFLICTS OF INTEREST
     -----------------------------------------
     Potential conflicts of interest between the Adviser and the Adviser's clients may arise when the Adviser's relationships with an issuer or with a related third party conflict or appear to conflict with the best interests of the Adviser's clients.

     The Adviser will indicate in its voting records available to clients whether or not a material conflict exists or appears to exist. In addition, the Adviser will communicate with the client (which shall mean the independent Directors or Director(s) they may so designate in the case of the Funds) in instances when a material conflict of interest may be apparent. The Adviser shall describe the conflict to the client and state the Adviser's voting recommendation and the basis therefore. If the client considers there to be a reasonable basis for the proposed vote notwithstanding the conflict or, in the case of the Funds, that the recommendation was not affected by the conflict (without considering the merits of the proposal), the Adviser shall vote in accordance with the recommendation it had made to the client.

     In all such instances, the Adviser will keep reasonable documentation supporting its voting decisions and/or recommendations to clients.

     AMENDMENT OF THE POLICIES AND PROCEDURES
     ----------------------------------------
     These Policies and Procedures may be modified at any time by action of the Board of Directors of the Adviser but will not become effective, in the case of the Funds, unless they are approved by majority vote of the non-interested Directors of the Funds. Any such modifications will be made to the Adviser's clients by mail and/or other electronic means in a timely manner. These Policies and Procedures, and any amendments thereto, will be posted on the Funds' webs sites and will be disclosed in reports to shareholders as required by law.

Dated:            7/24/2003

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED

By (Signature and Title)*  /S/DONALD F. CRUMRINE
                         -------------------------------------------------------
                          Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                          (principal executive officer)

Date     JANUARY 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/DONALD F. CRUMRINE
                        --------------------------------------------------------
                        Donald F. Crumrine, Director, Chairman of the Board
                        and Chief Executive Officer
                        (principal executive officer)

Date     JANUARY 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/PETER C. STIMES
                        --------------------------------------------------------
                        Peter C. Stimes, Chief Financial and Accounting Officer, Vice President, Treasurer & Assistant Secretary (principal financial officer)

Date     JANUARY 29, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.